UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: September 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

GAMCO WESTWOOD FUNDS
(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns - September 30, 2009 (a)							Average Annual Returns - September 30, 2009 (a)(b)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	3.50%	7.87%	9.42%	10.76%	1.77%	1.77%	None	(0.75)%	6.77%	8.78%	10.19%	2.02%	2.02%	4.00%
Equity	(15.15)	3.02	3.11	9.58	1.49	1.49	None	(18.43)	1.92	2.42	9.17	1.74	1.74	4.00
Balanced	(5.56)	4.01	4.33	8.55	1.23	1.23	None	(9.56)	2.90	3.65	8.04	1.48	1.48	4.00
Intermediate Bond	8.95	4.13	5.29	5.71	1.76	1.00	None	4.36	3.14	4.76	5.41	1.86	1.10	4.00
SmallCap Equity	(3.25)	5.26	(0.27)	5.04	2.62	1.51	None	(7.31)	4.17	(0.80)	4.59	2.87	1.76	4.00
Income	(8.14)	1.33	9.16	6.07	2.48	1.51	None	(12.12)	0.26	8.48	5.53	2.73	1.76	4.00

	Class B Shares							Class C Shares
	Average Annual Returns - September 30, 2009 (a)(c)(e)							Average Annual Returns - September 30, 2009 (a)(d)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	(2.25)%	6.76%	8.74%	10.16%	2.52%	2.52%	5.00%	1.76%	7.08%	8.77%	10.18%	2.52%	2.52%	1.00%
Equity	(19.97)	1.87	2.45	9.18	2.24	2.24	5.00	(16.64)	2.24	2.44	9.18	2.24	2.24	1.00
Balanced	(10.99)	2.86	3.66	8.05	1.98	1.98	5.00	(7.15)	3.22	3.72	8.08	1.98	1.98	1.00
Intermediate Bond	3.04	2.99	4.59	5.32	2.51	1.75	5.00	7.25	3.35	4.67	5.36	2.51	1.75	1.00
SmallCap Equity	(8.73)	4.16	(0.87)	4.53	3.37	2.26	5.00	(4.92)	4.09	(0.92)	4.48	3.37	2.26	1.00
Income	(13.33)	(0.01)	8.50	5.53	3.23	2.26	5.00	(9.68)	0.57	8.66	5.67	3.23	2.26	1.00

	Class I Shares
	Average Annual Returns - September 30, 2009 (a)(e)
						Current
						Expense
						Ratio after
					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	3.72%	7.96%	9.47%	10.80%	1.52%	1.52%	None
Equity	(14.96)	3.12	3.16	9.60	1.24	1.24	None
Balanced	(5.33)	4.08	4.36	8.57	0.98	0.98	None
Intermediate Bond	9.12	4.19	5.32	5.73	1.53	0.75	None
SmallCap Equity	(2.92)	5.35	(0.22)	5.07	2.40	1.26	None
Income	(7.77)	1.44	9.22	6.12	2.26	1.26	None

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. For the Intermediate Bond, SmallCap Equity, and Income Funds (and for the Mighty MitesSM Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2011 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the one year and five year periods of 5% and 2%, respectively, of the Fund’s net asset values (“NAV”) per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charge for the Class C Shares upon redemption at the end of the one year period of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
Equity	01/02/87	01/28/94	03/27/01	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	03/27/01	11/26/01	01/11/08
Income	09/30/97	05/09/01	11/26/01	11/26/01	01/11/08

Performance Discussion
Mighty MitesSM Fund
     The GAMCO Westwood Mighty MitesSM Fund’s Class AAA Shares total return for the twelve months ended September 30, 2009 was 3.5%, versus the Russell 2000 Index, the Russell Microcap Index, and the Lipper Small Cap Value Fund Average returns of (9.6)%, (24.5)%, and (6.3)%, respectively.
     The past year was characterized by massive fiscal and monetary stimulus in an effort to revive the U.S. economy. The Emergency Economic Stabilization Act of 2008 restored confidence in the banking system by providing capital to many of the nation’s financial institutions. Governments moved to inject liquidity into their banking systems, with the intent that these global institutions be forced to provide greater transparency in future financial transactions.
     The upshot has been positive. Recent data points show an improvement in consumer confidence, a slowdown in the rate of real estate foreclosures, a decline in inventories, and an increase in lending activity by the nation’s banks.
     Top contributors to performance were Media General Inc. (1.4% of net assets as of September 30, 2009), Journal Communications Inc. (1.4%), and GenCorp Inc. (1.1%).
     Detractors to performance were Zep Inc. (1.0%), Hawk Corp. (0.8%), and Sonesta International Hotels Corp. (0.8%).
     In both up and down market cycles, we continue to adhere to our disciplined, bottom up investment philosophy, followed since inception of this Fund. We continue to seek to uncover equities that have declined below their Private Market Value (PMV), but that also have a potential catalyst to unlock their intrinsic value. We continue to buy undervalued stocks in industries such as real estate, technology, natural resources, financials, as well as special situations.

Average Annual Returns Through September 30, 2009 (a)

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(5/11/98)
Mighty mitesSM Fund Class AAA	18.44%	23.42%	3.50%	3.64%	7.87%	9.42%	10.76%
Russell Microcap™ Index	27.35	28.08	(24.46)	(13.69)	(5.20)	N/A	N/A (b)
Russell 2000 Index	19.28	22.43	(9.55)	(4.57)	2.41	4.88	3.39
Lipper Small Cap Value Average	21.39	27.02	(6.28)	(4.92)	2.31	8.13	4.88
The Fund’s Class AAA expense ratio is 1.77% in the current prospectus. See page 31 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Adviser reimbursed expenses through September 30, 2005 to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Performance returns for periods of less than one year are not annualized. Current performance may be higher or lower than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares.

The Russell MicrocapTM Index and the Russell 2000 Index are unmanaged indicators of stock market performance, while the Lipper Small Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Inception date for the Russell Microcap™ Index is July 1, 2000.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE MIGHTY MITESSM FUND CLASS AAA, THE RUSSELL 2000 INDEX,
AND THE RUSSELL MICROCAPTM INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	The Russell MicrocapTM Index inception date is July 1, 2000 and the value of the Index prior to July 1, 2000 is that of the Mighty MitesSM Fund (Class AAA).

Equity Fund
     For the twelve months ended September 30, 2009, the GAMCO Westwood Equity Fund’s Class AAA Shares posted a return of (15.2)% and the Standard & Poor’s (“S&P”) 500 Index and the Lipper Large Cap Value Fund Average had returns of (6.9)% and (7.9)%, respectively.
     The GAMCO Westwood Equity Fund underperformed the benchmark S&P 500 Index by 8.3% for the fiscal year, results that are primarily attributable to security selection in the Consumer Discretionary, Technology, Materials & Processing, and Financial Services sectors. Four of the worst performing securities were Financial Service firms that had been sold from the portfolio prior to the 2009 rebound in that sector: Bank of America Corp., MetLife, State Street Corp., and Citigroup Inc. Each was sold at a point when the downside potential for the stock was not quantifiable, violating our asymmetric reward-to-risk requirement, and we sought to protect the portfolio from further capital loss. Freeport-McMoRan was also sold when the reward/risk profile deteriorated, specifically when the firm announced the elimination of its dividend and the closure of copper mines due to the roughly 70% decline in copper prices over a six-month period of time.
     Relative performance over the twelve months was aided by security selection in the Consumer Staples, Producer Durables, and Utilities sectors. The best performing stocks included JPMorgan Chase (3.0% of the net assets as of September 30, 2009), which was one of the first banks to repay TARP funds, and BlackRock Inc. (1.4%), which reported solid AUM growth over the period and also announced the purchase of Barclays Global Investors, which will make BlackRock the largest institutional asset management firm in the world. Other strong performers included Wyeth, which was purchased by Pfizer at a nice premium, and Union Pacific Corp. (1.2%), which produced impressive margin expansion despite steep declines in volumes. Finally, Anadarko Petroleum (2.5%), was bid higher due to its ability to generate strong production growth despite a weak global economy.

Average Annual Returns Through September 30, 2009*

									Since
		Year to							Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(1/2/87)
Equity Fund Class AAA	11.88%	6.93%	(15.15)%	(5.17)%	3.02%	3.11%	8.57%	8.62%	9.58%
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	(0.15)	7.62	7.99	9.17
Lipper Large Cap Value Average	16.26	17.60	(7.92)	(6.95)	0.65	2.04	7.04	7.66	8.53
The Fund’s Class AAA expense ratio is 1.49% in the current prospectus. See page 32 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

*	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE EQUITY FUND CLASS AAA AND THE S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Balanced Fund
     For the twelve months ended September 30, 2009, the GAMCO Westwood Balanced Fund’s Class AAA Shares posted a return of (5.6)% versus a return of 2.7% for the Lipper Mixed-Asset Target Allocation Moderate Fund Average. The balanced benchmark comprised of 60% S&P 500 Stock and 40% Barclays Capital Indices** returned 0.4%.
     The GAMCO Westwood Balanced Fund is designed to provide exposure to equities with reduced overall risk through investment in short-to-intermediate fixed income securities. In a reversal of 2008, a year in which high quality stocks led, a renewed appetite for risk led investors to seek out the most beaten down low-priced securities they could find –regardless of highly leveraged balanced sheets and lack of profits, resulting in a very strong “low quality” rally in the major stock indices. Renewed hope for a turn in the economy primarily benefited economically sensitive sectors, such as Technology and Consumer Discretionary. The Financial Services sector was the worst performer for the fiscal year as a whole as a result of the problems faced by the majority of banks during the credit crisis.
     The bond portion typically invests in high quality notes with lower interest rate sensitivity than the typical bond index, with the objective of dampening the volatility of equity holdings. Top contributing fixed income holdings for the fiscal year were intermediate term notes maturing in 2013 through 2017 and issued by General Electric Company (0.9% of the net assets as of September 30, 2009), Bank of America Corp. (1.0%), Fannie Mae (1.9%), Freddie Mac (2.0%), and Burlington Northern (0.8%). The bottom five holdings all mature in 2009 or 2010 and were issued by: Fannie Mae (2.1%), Freddie Mac (2.3%), Occidental Petroleum (0.8%), U.S. Treasury (0.8%), and a U.S. TIPS (1.3%).

Average Annual Returns Through September 30, 2009*

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(10/1/91)
Balanced Fund Class AAA	8.13%	6.35%	(5.56)%	(0.58)%	4.01%	4.33%	7.93%	8.55%
60% S&P 500 and 40% Barclays Capital Indices**	11.02	13.46	0.44	(0.76)	2.57	2.44	7.29	7.43
Barclays Capital Government/Corporate Bond Index**	4.16	4.74	11.46	6.25	4.92	6.32	6.80	6.76
Lipper Mixed-Asset Target Allocation Moderate Fund Average	11.58	18.89	2.73	(0.92)	2.70	2.80	6.26	6.66
The Fund’s Class AAA expense ratio is 1.23% in the current prospectus. See page 33 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

*	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Adviser reimbursed expenses in years prior to 1998 to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares. The S&P 500 Index is an unmanaged indicator of stock market performance and the Barclays Government/Corporate Bond Index** is a market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Mixed-Asset Target Allocation Moderate Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND CLASS AAA,
THE S&P 500 INDEX, AND A COMPOSITE OF 60% OF THE S&P 500 INDEX AND 40% OF
THE BARCLAYS CAPITAL GOVERNMENT/CORPORATE BOND INDEX** (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	As of October 31, 2008, the name of the Lehman Brothers Government/Corporate Bond Index changed to the Barclays Capital Government/Corporate Bond Index.

Intermediate Bond Fund
     For the twelve months ended September 30, 2009 the GAMCO Westwood Intermediate Bond Fund’s Class AAA Shares posted a return of 9.0% compared to returns of 11.7% and 11.5% for the Lipper Intermediate Investment Grade Debt Fund Average and the Barclays Capital Government/Corporate Bond Index**, respectively.
     Across the maturity spectrum, Treasury interest rates/yields for maturities of ten or less years ended the fiscal year below 4.0% and those of three years or less under 1.5%, reflecting the Federal Reserve’s lowering of the Federal Funds rate to nearly 0%. Short Treasuries, relative to longer maturity Treasuries, appeal to those who expect future inflation, as do Treasury Inflation-Protected Securities (TIPS).
     Action in the bond market during the fiscal year paralleled that in the equity market, with the most risky securities markedly outperforming. In the case of the bond market, this entailed taking duration and/or credit risk. Long (maturity greater than 10 years) bonds returned 18.36% versus 10.01% for intermediate notes (1 to 10 years) and long corporate bonds returned 27.26%; corporate notes and bonds outperformed government securities 21.77% to 6.74%; A and Baa rated corporate securities comprise nearly one-third of the BCG/C index and returned 21.69% and 20.77%, respectively; Aaa or Aa rated debt comprised 9.74% of the BCG/C Index and returned 8.08% and 16.38%, respectively.
     The Intermediate Bond Fund underperformed in this environment because, as a matter of risk control policy, we do not compound duration and credit risk. Thus, the Fund held significantly lower percentages of A and Baa rated securities, and U.S. Treasury bonds rather than corporate bonds comprised the majority of long maturity holdings. The top five performing securities were all intermediate finance or agency notes maturing in 2013 through 2017 and issued by: Merrill Lynch & Co. (1.8% of the net assets as of September 30, 2009), General Electric Co. (1.7%), Bank of America Corp. (2.0%), and Fannie Mae (6.8%). The bottom five performers all had positive returns and included two 2010 agency notes (4.1)% and three 30 year MBS issued by Ginnie Mae and Fannie Mae (2.6%).

Average Annual Returns Through September 30, 2009*

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(10/1/91)
Intermediate Bond Fund Class AAA	2.82%	3.69%	8.95%	5.40%	4.13%	5.29%	5.64%	5.71%
Barclays Capital Government/Corporate Bond Index**	4.16	4.74	11.46	6.25	4.92	6.32	6.80	6.76
Lipper Intermediate Investment Grade Debt Fund Average	5.94	11.69	11.65	4.63	3.87	5.37	5.98	6.18
The Fund’s Class AAA gross expense ratio is 1.76% in the current prospectus. The net expense ratio is 1.00%, after contractual reimbursements by the Adviser in place through January 31, 2011. See page 34 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

*	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares. The Barclays Capital Government/Corporate Bond Index** is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations, while the Lipper Intermediate Investment Grade Debt Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
INTERMEDIATE BOND FUND CLASS AAA AND
THE BARCLAYS CAPITAL GOVERNMENT/CORPORATE BOND INDEX** (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	As of October 31, 2008, the name of the Lehman Brothers Government/Corporate Bond Index changed to the Barclays Capital Government/Corporate Bond Index.

SmallCap Equity Fund
     For the twelve months ended September 30, 2009, the GAMCO Westwood SmallCap Equity Fund’s Class AAA Shares, total return was (3.3)%, compared with declines of 9.6% and 5.0% for the Russell 2000 Index and Lipper Small Cap Growth Average, respectively.
     Among companies held in the portfolio, we witnessed drastic inventory reduction from mid 2008 into early 2009. Not surprisingly, the economic downturn coincided with a period of inventory destocking and cost cutting that appears to have abated. Along with an improving economy, many of the companies today are restocking inventories, especially companies in the technology industry, which appear to be leading the economic recovery. Tech spending in the U.S. is expected to grow 4% in 2010 and 10% in 2011.
     Perhaps the most significant recent development for the portfolio holdings of smaller capitalization companies has been the wave of merger activity, a sign of renewed confidence in the economy by strategic acquirers. Much of the recent takeover activity has occurred in the technology sector where our portfolio is weighted heavily. Many larger technology companies have strong balance sheets and the cash flow to finance acquisitions, with smaller companies as potential beneficiaries. Among recent strategic acquisitions of companies we own: Varian Semiconductor Equipment Associates Inc., (1.01%) of net assets as of September 30, 2009, a test and measurement company being acquired by Agilent Technologies, Inc. and the acquisition by Baker Hughes, Inc. of BJ Services Co., (0.33%), a provider of pressure pumping services to natural gas exploration companies.
     Among the best performing stocks for the fiscal year ended September 30, 2009 were:
     Veeco Instruments, Inc. (1.00%), Zoran Corp. (0.87%) and Vishay Intertechnology, Inc. (1.88%).

Average Annual Returns Through September 30, 2009*

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(4/15/97)
SmallCap Equity Fund Class AAA	25.95%	44.28%	(3.25)%	(2.11)%	5.26%	(0.27)%	5.04%
Russell 2000 Index	19.28	22.43	(9.55)	(4.57)	2.41	4.88	6.08
The Fund’s Class AAA gross expense ratio is 2.62% in the current prospectus. The net expense ratio is 1.51%, after contractual reimbursements by the Adviser in place through January 31, 2011. See page 35 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

*	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares. The Russell 2000 Index is an unmanaged index of the 2,000 smallest common stocks in the Russell 3000 Index, which contains the 3,000 largest stocks in the U.S. based on total market capitalization. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Dividends are considered reinvested. You cannot invest directly in an index.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALLCAP EQUITY FUND
CLASS AAA, THE RUSSELL 2000 INDEX, AND THE RUSSELL 2000 GROWTH INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Income Fund
     The GAMCO Westwood Income Fund’s Class AAA Shares, total return for the twelve months ended September 30, 2009 was (8.1%) versus a decline of 6.4% for the Lipper Equity Income Fund Average and a 0.4% increase of a stock/bond blend comprised of a 50% blend of each of the 10 Year Treasury Note Index and the S&P 500 Index.
     Among the better performing stocks for the fiscal year ended September 30, 2009 were:
     Apple Inc. (3.52% of net assets as of September 30, 2009), E.I. du Pont de Nemours and Co. (3.05%), and ConAgra Foods Inc. (2.88%).
     Our weaker performing stocks during the year were: AT&T Inc. (4.10%), Kraft Foods Inc. (3.49%), and Verizon Communications Inc. (3.45%).
     During the next two quarters, the economy will benefit from general inventory replacement that was held back at the beginning of this year as businesses and individuals delayed purchases, from the ramp up in automobile production to replace cars sold out of inventory in the Cash for Clunkers program, and from the low interest rates which the government is helping to engineer with its massive purchases of Treasury Bills and mortgage backed securities. We expect that this will add six to seven points of Gross Domestic Product Growth, which will show up in the fourth calendar quarter of this year and the first quarter of next year.
     Against that, we have consumers and businesses deleveraging, a shortfall of credit available from banks and credit card companies for those who do want to borrow, and structural damage to employment, as jobs lost to the scaled back real estate, construction, and retail sectors take several years to recover. We are uncomfortable placing a higher multiple on earnings that lack top line growth and that are derived primarily from cost cutting, nor do we want to attribute higher values to the cash flow and earnings streams from equities because of unnatural and unsustainably low interest rates.
     We continue to look for companies selling at good long-term value that can generate cash flow and earnings.

Average Annual Returns Through September 30, 2009*

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(9/30/97)
Income Fund Class AAA	12.59%	12.48%	(8.14)%	(6.14)%	1.33%	9.16%	6.07%
Blended Index**	9.08	6.44	0.38	0.98	3.02	2.99	4.32
10 Year Treasury Note Index	2.58	(6.39)	7.66	7.40	5.03	6.14	5.96
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	(0.15)	2.67
The Fund’s Class AAA gross expense ratio is 2.48% in the current prospectus. The net expense ratio is 1.51%, after contractual reimbursements by the Adviser in place through January 31, 2011. See page 36 for the expense ratios for the year ended September 30, 2009. The Fund’s Class AAA Shares do not have a sales charge.

*	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. See page 2 for further details about additional classes of shares. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance. The 10 Year Treasury Note Index is unmanaged index tracking U.S. Treasury Notes with a 10 year maturity. Dividends are considered reinvested. You cannot invest directly in an index.

**	The Blended Index consists of a 50% blend of each of the 10 Year Treasury Note Index and the S&P 500 Index.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
INCOME FUND CLASS AAA, THE BLENDED INDEX, AND THE S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GAMCO Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2009 through September 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	04/01/09	09/30/09	Ratio	Period*

GAMCO Westwood Mighty MitesSM Fund

Actual Fund Return
Class AAA	$1,000.00	$1,375.10	1.63%	$9.71
Class A	$1,000.00	$1,374.60	1.87%	$11.13
Class B	$1,000.00	$1,370.00	2.33%	$13.84
Class C	$1,000.00	$1,370.20	2.37%	$14.08
Class I	$1,000.00	$1,377.00	1.39%	$8.28
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.90	1.63%	$8.24
Class A	$1,000.00	$1,015.69	1.87%	$9.45
Class B	$1,000.00	$1,013.39	2.33%	$11.76
Class C	$1,000.00	$1,013.19	2.37%	$11.96
Class I	$1,000.00	$1,018.10	1.39%	$7.03

GAMCO Westwood Equity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,255.30	1.55%	$8.76
Class A	$1,000.00	$1,254.50	1.80%	$10.17
Class B	$1,000.00	$1,250.40	2.30%	$12.98
Class C	$1,000.00	$1,250.40	2.30%	$12.98
Class I	$1,000.00	$1,254.90	1.30%	$7.35
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.30	1.55%	$7.84
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	$1,000.00	$1,013.54	2.30%	$11.61
Class C	$1,000.00	$1,013.54	2.30%	$11.61
Class I	$1,000.00	$1,018.55	1.30%	$6.58

GAMCO Westwood Balanced Fund

Actual Fund Return
Class AAA	$1,000.00	$1,170.00	1.26%	$6.85
Class A	$1,000.00	$1,167.70	1.51%	$8.21
Class B	$1,000.00	$1,164.50	2.01%	$10.91
Class C	$1,000.00	$1,164.50	2.01%	$10.91
Class I	$1,000.00	$1,170.20	1.01%	$5.49
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.75	1.26%	$6.38
Class A	$1,000.00	$1,017.50	1.51%	$7.64
Class B	$1,000.00	$1,014.99	2.01%	$10.15
Class C	$1,000.00	$1,014.99	2.01%	$10.15
Class I	$1,000.00	$1,020.00	1.01%	$5.11

GAMCO Westwood Intermediate Bond Fund

Actual Fund Return
Class AAA	$1,000.00	$1,037.50	1.00%	$5.11
Class A	$1,000.00	$1,037.00	1.10%	$5.62
Class B	$1,000.00	$1,033.70	1.75%	$8.92
Class C	$1,000.00	$1,034.00	1.75%	$8.92
Class I	$1,000.00	$1,038.80	0.75%	$3.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.05	1.00%	$5.06
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class B	$1,000.00	$1,016.29	1.75%	$8.85
Class C	$1,000.00	$1,016.29	1.75%	$8.85
Class I	$1,000.00	$1,021.31	0.75%	$3.80

GAMCO Westwood SmallCap Equity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,664.30	1.50%	$10.02
Class A	$1,000.00	$1,662.30	1.75%	$11.68
Class B	$1,000.00	$1,658.10	2.25%	$14.99
Class C	$1,000.00	$1,658.10	2.25%	$14.99
Class I	$1,000.00	$1,666.70	1.25%	$8.36
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.55	1.50%	$7.59
Class A	$1,000.00	$1,016.29	1.75%	$8.85
Class B	$1,000.00	$1,013.79	2.25%	$11.36
Class C	$1,000.00	$1,013.79	2.25%	$11.36
Class I	$1,000.00	$1,018.80	1.25%	$6.33

GAMCO Westwood Income Fund

Actual Fund Return
Class AAA	$1,000.00	$1,293.70	1.50%	$8.62
Class A	$1,000.00	$1,293.10	1.75%	$10.06
Class B	$1,000.00	$1,289.30	2.25%	$12.91
Class C	$1,000.00	$1,289.40	2.25%	$12.91
Class I	$1,000.00	$1,297.10	1.25%	$7.20
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.55	1.50%	$7.59
Class A	$1,000.00	$1,016.29	1.75%	$8.85
Class B	$1,000.00	$1,013.79	2.25%	$11.36
Class C	$1,000.00	$1,013.79	2.25%	$11.36
Class I	$1,000.00	$1,018.80	1.25%	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following tables present portfolio holdings as a percent of net assets as of September 30, 2009:
GAMCO Westwood Mighty MitesSM Fund

U.S. Government Obligations	34.4%
Health Care	9.0%
Electronics	6.5%
Specialty Chemicals	4.2%
Equipment and Supplies	4.2%
Financial Services	3.4%
Automotive: Parts and Accessories	3.3%
Broadcasting	3.2%
Business Services	3.1%
Diversified Industrial	2.9%
Publishing	2.7%
Aviation: Parts and Services	2.0%
Telecommunications	1.8%
Hotels and Gaming	1.8%
Computer Software and Services	1.7%
Retail	1.5%
Energy and Utilities: Water	1.3%
Food and Beverage	1.3%
Machinery	1.2%
Consumer Products	1.2%
Aerospace	1.1%
Manufactured Housing and Recreational Vehicles	1.1%
Restaurants	1.0%
Real Estate	0.9%
Energy and Utilities: Natural Gas	0.8%
Energy and Utilities: Integrated	0.6%
Energy and Utilities: Electric	0.5%
Energy and Utilities: Services	0.5%
Transportation	0.4%
Closed-End Funds	0.4%
Entertainment	0.4%
Energy and Utilities: Oil	0.4%
Consumer Services	0.3%
Metals and Mining	0.3%
Building and Construction	0.3%
Communications Equipment	0.2%
Environmental Control	0.2%
Closed-End Business Development Company	0.1%
Agriculture	0.1%
Paper and Forest Products	0.1%
Educational Services	0.0%
Cable	0.0%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

GAMCO Westwood Equity Fund

Energy: Oil	13.4%
Health Care	9.9%
Financial Services	8.7%
Banking	6.8%
Computer Software and Services	6.3%
Energy: Integrated	5.1%
Communications Equipment	5.0%
Consumer Products	4.6%
Retail	4.4%
Cable and Satellite	4.1%
Diversified Industrial	3.5%
Specialty Chemicals	3.3%
Business Services	3.1%
Telecommunications	3.1%
Energy: Natural Gas	2.5%
Machinery	2.4%
Aviation: Parts and Services	2.0%
Electronics	1.3%
Restaurants	1.3%
Computer Hardware	1.3%
Metals and Mining	1.3%
Automotive	1.2%
Transportation	1.2%
Food and Beverage	1.2%
Entertainment	1.2%
Aerospace	1.1%
Mutual Funds	1.0%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

GAMCO Westwood Balanced Fund

U.S. Government Agency Obligations	14.2%
U.S. Government Obligations	11.8%
Energy: Oil	9.8%
Banking	6.2%
Health Care	5.8%
Financial Services	5.7%
Mutual Funds	5.7%
Computer Software and Services	4.4%
Diversified Industrial	2.9%
Communications Equipment	2.9%
Consumer Products	2.7%
Retail	2.6%
Cable and Satellite	2.4%
Energy: Natural Gas	2.3%
Telecommunications	2.2%
Specialty Chemicals	1.9%
Business Services	1.9%
Energy: Integrated	1.9%
Transportation	1.5%
Machinery	1.5%
Utilities	1.5%
Food and Beverage	1.4%
Metals and Mining	1.3%
Electronics	1.3%
Aviation: Parts and Services	1.2%
Automotive	0.7%
Restaurants	0.7%
Computer Hardware	0.7%
Entertainment	0.7%
Aerospace	0.6%
Wireless Communications	0.6%
Other Assets and Liabilities (Net)	(1.0)%

100.0%

Summary of Portfolio Holdings (Continued) (Unaudited)
GAMCO Westwood Intermediate Bond Fund

U.S. Government Agency Obligations	36.0%
Corporate Bonds	35.2%
U.S. Government Obligations	24.4%
Common Stocks	3.8%
Other Assets and Liabilities (Net)	0.6%

100.0%

GAMCO Westwood SmallCap Equity Fund

Electronics	17.5%
Semiconductors	12.9%
Financial Services	12.3%
Computer Software and Services	7.1%
Energy and Utilities	6.8%
Equipment and Supplies	5.2%
Health Care	4.8%
Retail	4.1%
Business Services	3.8%
Diversified Industrial	3.8%
Specialty Chemicals	3.6%
Machinery	2.6%
Consumer Products	2.2%
Aerospace	2.1%
U.S. Government Obligations	1.8%
Computer Hardware	1.6%
Publishing	1.4%
Communications Equipment	1.2%
Entertainment	1.0%
Building and Construction	0.7%
Food and Beverage	0.6%
Metals and Mining	0.6%
Automotive: Parts and Accessories	0.5%
Educational Services	0.5%
Aviation: Parts and Services	0.4%
Transportation	0.4%
Restaurants	0.3%
Consumer Services	0.3%
Home Furnishings	0.2%
Telecommunications	0.1%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

GAMCO Westwood Income Fund

Financial Services	24.9%
Food and Beverage	13.9%
Telecommunications	7.5%
Health Care	7.2%
Energy and Utilities: Oil	6.9%
Energy and Utilities: Services	5.7%
U.S. Government Obligations	5.1%
Banking	4.8%
Computer Hardware	3.5%
Diversified Industrial	3.3%
Energy and Utilities: Natural Gas	3.1%
Specialty Chemicals	3.0%
Electronics	3.0%
Broadcasting	2.5%
Energy and Utilities: Water	2.5%
Retail	1.5%
Energy and Utilities: Integrated	1.0%
Computer Software and Services	0.6%
Agriculture	0.6%
Other Assets and Liabilities (Net)	(0.6)%

100.0%

The GAMCO Westwood Funds (the “Funds”) file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended June 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 65.9%
	Aerospace — 1.1%
175,000	Herley Industries Inc.†	$2,253,266	$2,283,750
1,500	Innovative Solutions & Support Inc.†	14,767	7,515

		2,268,033	2,291,265

	Agriculture — 0.1%
225	J.G. Boswell Co.	144,675	108,450
792	Limoneira Co.	196,267	106,148

		340,942	214,598

	Automotive: Parts and Accessories — 3.2%
400	Amerityre Corp.†	1,486	160
70,000	Dana Holding Corp.†	353,050	476,700
115,000	Midas Inc.†	1,174,090	1,081,000
83,000	Modine Manufacturing Co.	410,461	769,410
6,000	Puradyn Filter Technologies Inc.†	3,217	1,794
212,000	Standard Motor Products Inc.	1,639,973	3,222,400
46,000	Strattec Security Corp.	635,816	655,960
2,000	Superior Industries International Inc.	29,520	28,400
40,000	Tenneco Inc.†	124,690	521,600

		4,372,303	6,757,424

	Aviation: Parts and Services — 2.0%
435,000	GenCorp Inc.†	1,125,423	2,331,600
90,015	Kaman Corp.	1,171,359	1,978,530
30,000	The Fairchild Corp., Cl. A†	73,933	360

		2,370,715	4,310,490

	Broadcasting — 3.2%
160,000	Acme Communications Inc.†	342,317	88,000
33,000	Beasley Broadcast Group Inc., Cl. A†	208,066	121,770
20,000	Citadel Broadcasting Corp.†	30,916	1,240
47,600	Crown Media Holdings Inc., Cl. A†	353,574	74,256
5,000	Cumulus Media Inc., Cl. A†	3,580	8,650
75,000	Entercom Communications Corp., Cl. A†	57,937	382,500
15,000	Equity Media Holdings Corp.†	44,866	90
53,800	Fisher Communications Inc.†	1,125,387	978,084
924	Granite Broadcasting Corp.† (a)	24,780	0
590,000	Gray Television Inc.†	350,978	1,368,800
110,000	LIN TV Corp., Cl. A†	125,349	520,300
340,000	Media General Inc., Cl. A	666,848	2,907,000
52,000	Salem Communications Corp., Cl. A†	142,091	117,520
50,000	Sinclair Broadcast Group Inc., Cl. A	89,853	179,000
20,000	Young Broadcasting Inc., Cl. A†	2,677	200

		3,569,219	6,747,410

	Building and Construction — 0.3%
4,000	Huttig Building Products Inc.†	13,358	3,280
160,000	Material Sciences Corp.†	259,197	312,000
6,600	The Monarch Cement Co.	157,699	214,170

		430,254	529,450

	Business Services — 3.1%
595,000	AMICAS Inc.†	1,537,218	2,142,000
28,000	ANC Rental Corp.†	840	3
75,000	Ascent Media Corp., Cl. A†	1,775,297	1,920,000
38,000	Cenveo Inc.†	48,265	262,960
103	Chazak Value Corp.† (a)	0	0
61,650	EDGAR Online Inc.†	123,159	120,217
266,600	Edgewater Technology Inc.†	882,075	783,804
2,000	Liquidity Services Inc.†	10,853	20,640
130,000	Stamps.com Inc.†	1,143,724	1,202,500
1,000	StarTek Inc.†	12,029	8,680
32,000	Trans-Lux Corp.†	22,772	40,480

		5,556,232	6,501,284

	Cable — 0.0%
90,000	Adelpha Communications Corp., Cl. A† (a)	15,750	0
90,000	Adelpha Communications Corp., Cl. A, Escrow† (a)	0	0
90,000	Adelpha Recovery Trust†	0	270
9,000	Outdoor Channel Holdings Inc.†	67,460	58,860

		83,210	59,130

	Closed-End Business Development Company – 0.1%
32,000	MVC Capital Inc.	315,131	280,960

	Closed-End Funds — 0.4%
90,843	KKR Private Equity Investors LP†	265,210	849,382

	Communications Equipment — 0.2%
19,500	Communications Systems Inc.	188,089	227,760
35,750	Symmetricom Inc.†	138,458	185,185
4,000	Technical Communications Corp.†	25,077	17,000
40,000	ViewCast.com Inc.†	18,600	7,600

		370,224	437,545

	Computer Software and Services — 1.7%
150,000	Furmanite Corp.†	894,898	646,500
1,910	Gemalto NV†	10,942	89,063
120,000	Global Sources Ltd.†	828,027	824,400
39,000	GSE Systems Inc.†	215,982	242,580
36,000	Mercury Computer Systems Inc.†	208,756	354,960
80,000	MSC.Software Corp.†	609,008	672,800
400	MTS Systems Corp.	10,336	11,684
30,000	NYFIX Inc.†	49,550	49,500
33,500	Phoenix Technologies Ltd.†	125,253	122,275
834	Prosoft Learning Corp.† (a)	11,216	0
850,000	StorageNetworks Inc., Escrow† (a)	0	25,500
70,000	Tier Technologies Inc., Cl. B†	347,754	593,600
2,000	Tyler Technologies Inc.†	8,050	34,180

		3,319,772	3,667,042

	Consumer Products — 1.2%
18,000	Adams Golf Inc.†	122,578	58,500
20,000	Escada AG†	23,123	21,365
58,000	Heelys Inc.	225,356	122,960
3,000	Johnson Outdoors Inc., Cl. A	17,417	27,000
15,300	Lakeland Industries Inc.†	147,120	126,378
40,000	Marine Products Corp.	170,187	221,200
10,000	MarineMax Inc.†	35,053	78,100
300	National Presto Industries Inc.	8,618	25,953
53,200	Oil-Dri Corp. of America	767,798	771,400
22,550	PC Group Inc.†	36,025	13,079
187,665	Schiff Nutrition International Inc.	545,433	977,735
41,530	Syratech Corp.†	10,383	1,227

		2,109,091	2,444,897

	Consumer Services — 0.3%
145,000	1-800-FLOWERS.COM Inc., Cl. A†	432,647	500,250
27,000	Bowlin Travel Centers Inc.†	32,855	25,650
1,100	Collectors Universe Inc.†	3,530	6,182
10,000	Valassis Communications Inc.†	13,253	178,800

		482,285	710,882

	Diversified Industrial — 2.9%
14,000	Ampco-Pittsburgh Corp.	242,281	372,260
43,000	Brush Engineered Materials Inc.†	721,485	1,051,780
200	Burnham Holdings Inc., Cl. A	3,294	2,090
42,800	Chase Corp.	524,094	500,760
15,700	Graham Corp.	124,787	244,135
50,000	Griffon Corp.†	470,127	503,500
25,000	Haulotte Group SA	134,090	257,917
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
120,000	Hawk Corp., Cl. A†	$1,832,181	$1,646,400
161,000	Katy Industries Inc.†	411,731	225,400
374,600	Magnetek Inc.†	852,885	584,376
18,000	Myers Industries Inc.	168,066	193,860
31,000	National Patent Development Corp.†	73,360	48,980
10,000	Park-Ohio Holdings Corp.†	43,544	87,200
12,500	RWC Inc.†	229,928	56,250
150,219	Stamford Industrial Group Inc.†	429,614	9,163
70,048	Tech/Ops Sevcon Inc.	315,005	240,965
110,000	WHX Corp.†	724,018	211,200

		7,300,490	6,236,236

	Educational Services — 0.0%
4,200	Universal Technical Institute Inc.†	57,517	82,740

	Electronics — 6.5%
25,000	A123 Systems Inc.†	337,500	533,000
50,000	Alliance Semiconductor Corp.	157,908	13,000
35,000	Bel Fuse Inc., Cl. A	574,806	647,850
7,000	Bel Fuse Inc., Cl. B	146,875	133,210
79,500	BTU International Inc.†	329,264	489,720
322,000	California Micro Devices Corp.†	718,476	1,036,840
174,000	CTS Corp.	1,111,722	1,618,200
2,000	GSI Group Inc.†	7,080	1,500
57,000	IMAX Corp.†	227,751	536,370
157,900	IntriCon Corp.†	617,724	516,333
175,000	LeCroy Corp.†	524,467	708,750
3,300	Mesa Laboratories Inc.	74,285	75,537
75,000	Methode Electronics Inc.	384,225	650,250
69,500	MoSys Inc.†	130,660	173,750
63,000	Newport Corp.†	384,910	551,880
33,000	Park Electrochemical Corp.	606,153	813,450
70,000	Pericom Semiconductor Corp.†	699,279	686,700
2,000	Schmitt Industries Inc.†	9,284	8,350
20,000	SIRIT Inc.†	11,714	2,989
205,000	Stoneridge Inc.†	882,442	1,451,400
134,900	Ultra Clean Holdings Inc.†	287,575	696,084
46,700	Ultralife Corp.†	444,212	283,002
45,400	Ultratech Inc.†	555,725	600,642
65,500	Zoran Corp.†	499,552	754,560
108,600	Zygo Corp.†	653,951	736,308

		10,377,540	13,719,675

	Energy and Utilities: Electric — 0.5%
30,000	Maine & Maritimes Corp.	1,087,073	1,078,500

	Energy and Utilities: Integrated — 0.6%
83,800	Florida Public Utilities Co.	863,965	1,018,170
6,000	MGE Energy Inc.	189,291	218,880
95,200	Progress Energy Inc., CVO†	10,472	21,896

		1,063,728	1,258,946

	Energy and Utilities: Natural Gas — 0.8%
44,500	Corning Natural Gas Corp.	689,709	689,750
14,500	Delta Natural Gas Co. Inc.	327,664	384,250
3,000	Evergreen Energy Inc.†	11,060	1,860
31,200	PetroCorp Escrow Shares† (a)	0	1,872
16,500	RGC Resources Inc.	363,162	454,410
20,300	U.S. Energy Corp.†	85,659	79,170

		1,477,254	1,611,312

	Energy and Utilities: Oil — 0.4%
75,400	Parallel Petroleum Corp.†	237,872	239,018
63,600	Tesco Corp.†	543,737	507,528

		781,609	746,546

	Energy and Utilities: Services — 0.5%
9,500	Acergy SA, ADR	32,064	119,985
3,000	Covanta Holding Corp.†	38,471	51,000
17,000	Dawson Geophysical Co.†	298,475	465,460
40,000	RPC Inc.	173,633	419,200

		542,643	1,055,645

	Energy and Utilities: Water — 1.3%
4,500	Artesian Resources Corp., Cl. A	48,063	75,690
7,000	Cadiz Inc.†	73,014	81,900
2,500	California Water Service Group	55,552	97,350
40,000	Consolidated Water Co. Ltd.	450,805	653,200
20,000	Energy Recovery Inc.†	127,528	116,400
8,500	Middlesex Water Co.	137,355	128,180
54,700	Pennichuck Corp.	1,150,521	1,190,272
16,500	SJW Corp.	290,135	377,025
10,000	The York Water Co.	140,000	138,600

		2,472,973	2,858,617

	Entertainment — 0.4%
20,000	Canterbury Park Holding Corp.†	182,736	141,500
1,802	Chestnut Hill Ventures† (a)	67,956	60,790
210,000	Dover Motorsports Inc.	442,922	315,000
2,000	LodgeNet Entertainment Corp.†	9,988	15,100
60,000	Triple Crown Media Inc.†	16,280	450
132,000	Youbet.com Inc.†	176,747	277,200

		896,629	810,040

	Environmental Control — 0.2%
10,000	BioteQ Environmental Technologies Inc.†	16,559	8,686
110,000	Casella Waste Systems Inc., Cl. A†	361,158	323,400
500	Sharps Compliance Corp.†	1,265	4,925

		378,982	337,011

	Equipment and Supplies — 4.2%
170,000	Baldwin Technology Co. Inc., Cl. A†	348,385	314,500
20,000	Capstone Turbine Corp.†	31,920	26,400
20,000	CIRCOR International Inc.	494,987	565,200
155,000	Core Molding Technologies Inc.†	388,029	509,950
6,100	Fedders Corp.† (a)	1,645	0
1,000	Genoil Inc.†	225	168
160,000	Gerber Scientific Inc.†	582,820	956,800
8,500	Gildemeister AG	61,536	118,539
8,000	GrafTech International Ltd.†	49,988	117,600
18,048	Interpump Group SpA†	77,968	115,613
65,026	L.S. Starrett Co., Cl. A	803,229	676,270
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	325,294
70,800	Met-Pro Corp.	776,007	686,052
9,000	Mine Safety Appliances Co.	294,989	247,590
175,400	SL Industries Inc.†	1,139,265	1,403,200
1,000	SRS Labs Inc.†	5,500	7,310
4,000	The Eastern Co.	41,635	63,600
320,000	TransAct Technologies Inc.†	1,836,512	1,696,000
50,000	Vicor Corp.†	319,379	386,000
24,000	WaterFurnace Renewable Energy Inc.	474,797	605,688
500	Watts Water Technologies Inc., Cl. A	7,648	15,125

		7,844,581	8,836,899

	Financial Services — 3.4%
4,000	Bank of Florida Corp.†	32,893	9,480
16,100	Berkshire Bancorp Inc.	219,414	109,963
75	Burke & Herbert Bank and Trust Co.	95,726	126,562
40,000	Capital Financial Holdings Inc.†	35,200	9,390
29,000	Crazy Woman Creek Bancorp Inc.	501,616	427,025
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
297,410	Epoch Holding Corp.	$1,301,279	$2,602,338
20	Farmers & Merchants Bank of Long Beach	112,115	78,400
9,150	Fidelity Southern Corp.†	61,269	29,006
60,000	Flushing Financial Corp.	825,394	684,000
10	Guaranty Corp., Cl. A†	137,500	31,000
5,458	Hampton Roads Bankshares Inc.	95,436	15,719
17,000	Meadowbrook Insurance Group Inc.	103,447	125,800
25,800	Nara Bancorp Inc.	193,515	179,310
11,055	New York Community Bancorp Inc.	143,811	126,248
5,697	Northrim BanCorp Inc.	119,035	86,879
25,000	Oritani Financial Corp.	382,931	341,000
7,967	Patriot National Bancorp Inc.	91,659	16,731
5,000	Provident New York Bancorp	74,850	47,750
45,000	Pzena Investment Management Inc., Cl. A†	203,004	367,650
8,000	Seacoast Banking Corp. of Florida	79,022	20,160
116	Sunwest Bank†	322,722	182,700
55,000	SWS Group Inc.	751,557	792,000
1,061	TIB Financial Corp.†	7,773	1,644
10,000	Tree.com Inc.†	82,623	75,500
700	Value Line Inc.	21,132	21,609
52,339	Whitney Holding Corp.	253,146	499,314
38,100	Wilshire Bancorp Inc.	330,044	279,654

		6,578,113	7,286,832

	Food and Beverage — 1.3%
1,000	Andrew Peller Ltd., Cl. A	9,614	7,472
18,000	Boston Beer Co. Inc., Cl. A†	407,598	667,440
4,000	Genesee Corp., Cl. A† (a)	4,060	0
30,100	Genesee Corp., Cl. B† (a)	13,986	0
1,100	Hanover Foods Corp., Cl. A	110,881	108,554
2,000	J & J Snack Foods Corp.	28,830	86,380
90,000	Lifeway Foods Inc.†	775,026	989,100
15,000	MGP Ingredients Inc.†	69,302	65,400
7,000	Rock Field Co. Ltd.	113,721	98,958
2,000	Scheid Vineyards Inc., Cl. A†	53,044	37,300
1,000	The Inventure Group Inc.†	2,660	2,830
240,000	Tingyi (Cayman Islands) Holding Corp.	314,418	495,481
280,000	Vitasoy International Holdings Ltd.	133,057	168,721
17,000	Willamette Valley Vineyards Inc.†	80,870	70,550

		2,117,067	2,798,186

	Health Care — 9.0%
4,000	AFP Imaging Corp.†	8,715	400
32,000	AngioDynamics Inc.†	352,016	440,960
11,000	ArthroCare Corp.†	101,714	224,290
200,000	Aspect Medical Systems Inc.†	2,386,980	2,396,000
240,000	BioLase Technology Inc.†	374,187	542,400
10,000	Boiron SA	166,957	365,839
1,000	Bruker Corp.†	5,980	10,670
62,000	Cepheid Inc.†	594,358	819,640
490,000	Continucare Corp.†	1,009,578	1,479,800
100	CPEX Pharmaceuticals Inc.†	1,490	994
5,000	Crucell NV, ADR†	111,421	114,450
75,000	Cutera Inc.†	600,172	648,750
60,000	Cynosure Inc., Cl. A†	508,551	699,000
120,000	Del Global Technologies Corp.†	216,585	57,600
5,000	DexCom Inc.†	65,375	39,650
1,000	Elite Pharmaceuticals Inc.†	2,690	86
41,100	Exactech Inc.†	601,478	646,914
28,700	Heska Corp.†	48,800	12,628
53,400	Home Diagnostics Inc.†	332,682	360,984
100,000	I-Flow Corp.†	663,150	1,139,000
1,000	ICU Medical Inc.†	23,786	36,860
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	0	11,000
6,000	InfuSystems Holdings Inc.†	18,750	12,900
5,000	Inverness Medical Innovations Inc.†	94,541	193,650
59,900	Medical Nutrition USA Inc.†	102,372	113,810
60,000	Micrus Endovascular Corp.†	646,482	777,000
65,000	Neogen Corp.†	589,484	2,098,850
2,500	NMT Medical Inc.†	7,858	5,150
38,000	Opko Health Inc.†	73,719	86,640
22,000	Orthofix International NV†	347,811	646,580
404,000	OTIX Global Inc.†	672,110	383,800
75,000	Pain Therapeutics Inc.†	504,248	379,500
27,000	Palomar Medical Technologies Inc.†	250,976	437,670
10,000	PreMD Inc.†	18,320	450
22,000	Quidel Corp.†	105,245	357,060
40,000	Rochester Medical Corp.†	488,731	481,600
37,415	RTI Biologics Inc.†	321,817	162,755
213,900	Strategic Diagnostics Inc.†	207,526	376,464
95,000	Syneron Medical Ltd.†	819,192	1,083,950
2,000	Targanta Therapeutics Corp., Escrow† (a)	0	1,280
1,000	ThermoGenesis Corp.†	2,520	620
76,000	United-Guardian Inc.	649,959	715,160
30,600	Vascular Solutions Inc.†	261,608	253,062
18,500	Young Innovations Inc.	300,249	486,735

		14,660,183	19,102,601

	Hotels and Gaming — 1.8%
400	Churchill Downs Inc.	11,315	15,400
256,000	Dover Downs Gaming & Entertainment Inc.	1,261,527	1,459,200
2,000	Florida Gaming Corp.†	6,950	12,550
15,000	Full House Resorts Inc.†	16,621	40,650
2,000	Gaylord Entertainment Co.†	16,435	40,200
40,000	Morgans Hotel Group Co.†	166,364	216,800
8,500	Multimedia Games Inc.†	76,734	43,520
18,000	Pinnacle Entertainment Inc.†	121,513	183,420
138,100	Sonesta International Hotels Corp., Cl. A	2,196,552	1,726,250
14,000	The Marcus Corp	172,577	179,060

		4,046,588	3,917,050

	Machinery — 1.2%
180,000	Flow International Corp.†	282,919	466,200
23,000	Key Technology Inc.†	688,073	247,250
6,000	Lindsay Corp.	180,673	236,280
27,000	Tennant Co.	302,771	784,620
16,143	The Middleby Corp.†	506,386	888,026

		1,960,822	2,622,376

	Manufactured Housing and Recreational Vehicles — 1.1%
10,100	Cavco Industries Inc.†	200,951	358,550
1,169,000	Coachmen Industries Inc.†	1,732,633	1,578,150
17,000	Nobility Homes Inc.	217,888	154,360
12,000	Palm Harbor Homes Inc.†	111,574	34,680
6,200	Skyline Corp.	193,213	139,872

		2,456,259	2,265,612

	Metals and Mining — 0.3%
116,600	5N Plus Inc.†	420,658	683,928
2,000	Uranium Resources Inc.†	10,915	2,300

		431,573	686,228

	Paper and Forest Products — 0.1%
900	Keweenaw Land Association Ltd.	168,666	147,375

	Publishing — 2.7%
170,000	Belo Corp., Cl. A	316,759	919,700
15,000	II Sole 24 Ore	45,534	52,352
819,800	Journal Communications Inc., Cl. A	1,383,594	3,016,864
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
200,000	PRIMEDIA Inc.	$358,561	$504,000
120,000	The E.W. Scripps Co., Cl. A†	318,320	900,000
85,000	Voyager Learning Co.†	210,994	403,750

		2,633,762	5,796,666

	Real Estate — 0.9%
8,700	Bresler & Reiner Inc.†	233,986	31,103
7,000	Capital Properties Inc., Cl. A	105,410	52,360
6,000	Capital Properties Inc., Cl. B† (a)(b)	0	44,880
28,000	Cohen & Steers Inc.	413,270	672,000
17,000	Griffin Land & Nurseries Inc.	456,245	544,000
4,500	Gyrodyne Co. of America Inc.†	90,938	188,955
2,600	Holobeam Inc.†	55,150	41,925
58,000	Reading International Inc., Cl. A†	339,274	238,380
25,100	Reading International Inc., Cl. B†	218,078	150,851
2,508	Royalty LLC† (a)(b)	0	7,970

		1,912,351	1,972,424

	Restaurants — 1.0%
100,777	Nathan’s Famous Inc.†	1,244,202	1,489,484
40,000	The Steak n Shake Co.†	431,786	470,800
13,600	Western Sizzlin Corp.†	189,451	192,440

		1,865,439	2,152,724

	Retail — 1.5%
115,000	Coldwater Creek Inc.†	361,885	943,000
387,000	CoolBrands International Inc.†	273,788	300,014
75,900	Ingles Markets Inc., Cl. A	1,208,290	1,201,497
7,000	Movado Group Inc.	85,044	101,710
2,000	The Bon-Ton Stores Inc.	16,761	14,560
60,300	The Great Atlantic & Pacific Tea Co. Inc.†	361,315	537,273
4,000	Village Super Market Inc., Cl. A	88,308	117,880

		2,395,391	3,215,934

	Specialty Chemicals — 4.2%
450,000	Ferro Corp.	1,579,645	4,005,000
267,226	General Chemical Group Inc.†	59,859	7,616
50,000	Hawkins Inc.	683,733	1,168,000
1,000	KMG Chemicals Inc.	3,270	11,170
250,000	Omnova Solutions Inc.†	358,826	1,620,000
130,000	Zep Inc.	1,416,016	2,112,500

		4,101,349	8,924,286

	Telecommunications — 1.8%
1,000	Ambient Corp.†	280	183
19,000	Applied Signal Technology Inc.	315,349	442,130
12,000	Atlantic Tele-Network Inc.	448,367	641,040
175	Consolidated Communications Holdings Inc.	3,117	2,802
110,000	D&E Communications Inc.	999,898	1,263,900
2,000	Electronic Systems Technology Inc.†	1,410	660
50,000	HickoryTech Corp.	469,986	427,500
80	Horizon Telecom Inc., Cl. A	9,250	6,080
350	Horizon Telecom Inc., Cl. B†	39,964	19,950
1,400	Lexcom Inc., Cl. B, Non-Voting	78,659	104,300
50,800	New Ulm Telecom Inc.	515,500	279,400
10,000	PNV Inc.†	3	20
7,788	Preformed Line Products Co.	338,590	311,909
18,000	Shenandoah Telecommunications Co.	94,686	323,100
33,000	Sycamore Networks Inc.†	107,085	99,660
200	Virgin Media Inc.	4,648	2,784

		3,426,792	3,925,418

	Transportation — 0.4%
8,200	PHI Inc.†	130,182	171,544
8,000	Pinnacle Airlines Corp.†	20,239	53,600
61,048	Providence and Worcester Railroad Co.	848,072	627,573
400	Trailer Bridge Inc.†	4,452	2,160

		1,002,945	854,877

	TOTAL COMMON STOCKS	109,890,940	140,102,515

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
15,000	Jungheinrich AG Pfd.	121,895	301,598

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)†	13,849	0

	Food and Beverage — 0.0%
2,000	Seneca Foods Corp., Cv. Pfd., Ser. 2003 (a)†	30,500	54,800

	TOTAL CONVERTIBLE PREFERRED STOCKS	44,349	54,800

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	1

		0	1

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0	0

	TOTAL WARRANTS	0	1

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 34.4%
$73,068,000	U.S. Treasury Bills, 0.066% to 0.427%††, 10/01/09 to 03/25/10	73,045,610	73,052,406

	TOTAL INVESTMENTS — 100.4%	$183,102,794	213,511,320

	Other Assets and Liabilities (Net) — (0.4)%		(933,622)

	NET ASSETS — 100.0%		$212,577,698

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $208,093 or 0.10% of net assets.

(b)	At September 30, 2009, the Fund held investments in restricted and illiquid securities amounting to $52,850 or 0.02% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

				09/30/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
1,666	Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11	04/03/00	—	$0.0000
6,000	Capital Properties Inc., Cl. B	11/20/03	—	7.4800
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser A	05/21/04	$13,849	0.0000
2,508	Royalty LLC	09/09/03	—	3.1778

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of the Rule 144A security amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to financial statements.

GAMCO Westwood Equity Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.3%
	Aerospace — 1.1%
30,600	Raytheon Co.	$1,291,950	$1,467,882

	Automotive — 1.2%
38,600	Cummins Inc.	1,799,141	1,729,666

	Aviation: Parts and Services — 2.0%
46,000	United Technologies Corp.	2,961,070	2,802,780

	Banking — 6.8%
104,900	Bank of America Corp.	1,762,652	1,774,908
97,084	JPMorgan Chase & Co.	2,325,829	4,254,221
126,500	Wells Fargo & Co.	2,026,209	3,564,770

		6,114,690	9,593,899

	Business Services — 3.1%
23,700	FedEx Corp.	1,856,972	1,782,714
12,800	MasterCard Inc., Cl. A	2,049,414	2,587,520

		3,906,386	4,370,234

	Cable and Satellite — 4.1%
161,400	Comcast Corp., Cl. A	2,624,512	2,726,046
109,600	The DIRECTV Group Inc.†	2,686,268	3,022,768

		5,310,780	5,748,814

	Communications Equipment — 5.0%
147,300	Cisco Systems Inc.†	3,226,404	3,467,442
232,200	Corning Inc.	3,696,834	3,554,982

		6,923,238	7,022,424

	Computer Hardware — 1.3%
14,800	International Business Machines Corp.	1,502,024	1,770,228

	Computer Software and Services — 6.3%
77,800	CA Inc.	1,695,069	1,710,822
74,800	eBay Inc.†	1,663,894	1,766,028
105,000	EMC Corp.†	1,473,615	1,789,200
71,500	Microsoft Corp.	1,492,031	1,851,135
84,500	Oracle Corp.	1,561,649	1,760,980

		7,886,258	8,878,165

	Consumer Products — 4.6%
43,700	NIKE Inc., Cl. B	2,361,190	2,827,390
74,680	Philip Morris International Inc.	3,641,775	3,639,903

		6,002,965	6,467,293

	Diversified Industrial — 3.5%
104,100	General Electric Co.	1,749,908	1,709,322
47,400	Honeywell International Inc.	1,866,670	1,760,910
27,600	ITT Corp.	1,170,616	1,439,340

		4,787,194	4,909,572

	Electronics — 1.3%
91,600	Intel Corp.	1,696,319	1,792,612

	Energy: Integrated — 5.1%
35,900	Exelon Corp.	2,236,210	1,781,358
64,600	FPL Group Inc.	3,389,449	3,567,858
44,000	PG&E Corp.	1,704,456	1,781,560

		7,330,115	7,130,776

	Energy: Natural Gas — 2.5%
38,706	Apache Corp.	2,860,041	3,554,372

	Energy: Oil — 13.4%
55,900	Anadarko Petroleum Corp.	2,340,718	3,506,607
60,000	Chevron Corp.	4,385,818	4,225,800
38,400	ConocoPhillips	2,145,551	1,734,144
20,200	Devon Energy Corp.	1,363,591	1,360,066
61,800	Exxon Mobil Corp.	3,294,376	4,240,098
47,010	Occidental Petroleum Corp.	3,017,113	3,685,584

		16,547,167	18,752,299

	Entertainment — 1.2%
61,500	The Walt Disney Co.	1,604,371	1,688,790

	Financial Services — 8.7%
69,400	ACE Ltd.	3,782,210	3,710,124
7,000	Ameriprise Financial Inc.	254,650	254,310
38,300	BB&T Corp.	832,170	1,043,292
8,900	BlackRock Inc.	1,479,125	1,929,698
45,000	MetLife Inc.	1,668,890	1,713,150
72,000	The Travelers Companies Inc.	2,875,699	3,544,560

		10,892,744	12,195,134

	Food and Beverage — 1.2%
69,100	Sysco Corp.	1,573,916	1,717,135

	Health Care — 9.9%
24,900	Becton, Dickinson and Co.	1,581,652	1,736,775
79,500	Bristol-Myers Squibb Co.	1,735,257	1,790,340
42,600	Covidien plc	1,889,597	1,842,876
59,400	Johnson & Johnson	3,910,096	3,616,866
55,200	Merck & Co. Inc.	1,644,165	1,745,976
189,000	Pfizer Inc.	3,038,875	3,127,950

		13,799,642	13,860,783

	Machinery — 2.4%
79,600	Deere & Co.	3,227,688	3,416,432

	Metals and Mining — 1.3%
37,200	Nucor Corp.	1,745,693	1,748,772

	Mutual Funds — 1.0%
1,340,053	Dreyfus Treasury Cash Management Fund	1,340,053	1,340,053

	Restaurants — 1.3%
53,000	Yum! Brands Inc.	1,908,738	1,789,280

	Retail — 4.4%
96,600	CVS Caremark Corp.	3,085,071	3,452,484
129,200	The Gap Inc.	2,278,794	2,764,880

		5,363,865	6,217,364

	Specialty Chemicals — 3.3%
85,300	E. I. du Pont de Nemours and Co.	2,737,117	2,741,542
23,100	Praxair Inc.	1,751,164	1,887,039

		4,488,281	4,628,581

	Telecommunications — 3.1%
159,300	AT&T Inc.	5,187,384	4,302,693

	Transportation — 1.2%
29,600	Union Pacific Corp.	1,335,870	1,727,160

	TOTAL COMMON STOCKS	129,387,583	140,623,193

	TOTAL INVESTMENTS — 100.3%	$129,387,583	140,623,193

	Other Assets and Liabilities (Net) — (0.3)%		(413,994)

	NET ASSETS — 100.0%		$140,209,199

†	Non-income producing security.
See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 63.9%
	Aerospace — 0.6%
17,100	Raytheon Co.	$651,976	$820,287

	Automotive — 0.7%
22,400	Cummins Inc.	1,040,249	1,003,744

	Aviation: Parts and Services — 1.2%
25,500	United Technologies Corp.	1,493,838	1,553,715

	Banking — 4.0%
58,500	Bank of America Corp.	982,992	989,820
55,896	JPMorgan Chase & Co.	1,228,484	2,449,363
72,100	Wells Fargo & Co.	1,102,293	2,031,778

		3,313,769	5,470,961

	Business Services — 1.9%
13,000	FedEx Corp.	1,018,925	977,860
7,700	MasterCard Inc., Cl. A	1,231,827	1,556,555

		2,250,752	2,534,415

	Cable and Satellite — 2.4%
90,700	Comcast Corp., Cl. A	1,467,923	1,531,923
63,100	The DIRECTV Group Inc.†	1,548,565	1,740,298

		3,016,488	3,272,221

	Communications Equipment — 2.9%
82,700	Cisco Systems Inc.†	1,777,636	1,946,758
130,000	Corning Inc.	2,067,796	1,990,300

		3,845,432	3,937,058

	Computer Hardware — 0.7%
8,300	International Business Machines Corp.	841,475	992,763

	Computer Software and Services — 3.8%
43,500	CA Inc.	948,060	956,565
43,500	eBay Inc.†	968,720	1,027,035
64,200	EMC Corp.†	830,766	1,093,968
41,800	Microsoft Corp.	861,760	1,082,202
46,580	Oracle Corp.	848,766	970,727

		4,458,072	5,130,497

	Consumer Products — 2.7%
24,500	NIKE Inc., Cl. B	1,280,689	1,585,150
41,820	Philip Morris International Inc.	1,969,191	2,038,307

		3,249,880	3,623,457

	Diversified Industrial — 2.0%
58,500	General Electric Co.	983,432	960,570
26,600	Honeywell International Inc.	1,046,718	988,190
15,390	ITT Corp.	553,314	802,589

		2,583,464	2,751,349

	Electronics — 0.7%
51,500	Intel Corp.	952,937	1,007,855

	Energy: Integrated — 1.5%
35,900	FPL Group Inc.	1,841,451	1,982,757

	Energy: Natural Gas — 1.5%
21,555	Apache Corp.	1,642,415	1,979,396

	Energy: Oil — 7.9%
30,800	Anadarko Petroleum Corp.	1,306,365	1,932,084
34,300	Chevron Corp.	2,496,939	2,415,749
22,000	ConocoPhillips	961,319	993,520
12,500	Devon Energy Corp.	777,794	841,625
34,100	Exxon Mobil Corp.	1,823,867	2,339,601
28,200	Occidental Petroleum Corp.	1,683,236	2,210,880

		9,049,520	10,733,459

	Entertainment — 0.7%
34,600	The Walt Disney Co.	896,516	950,116

	Financial Services — 5.1%
38,900	ACE Ltd.	1,895,475	2,079,594
3,900	Ameriprise Financial Inc.	141,877	141,687
22,000	BB&T Corp.	480,518	599,280
4,900	BlackRock Inc.	824,797	1,062,418
25,200	MetLife Inc.	931,824	959,364
42,100	The Travelers Companies Inc.	1,670,892	2,072,583

		5,945,383	6,914,926

	Food and Beverage — 0.7%
39,500	Sysco Corp.	900,072	981,575

	Health Care — 5.8%
13,900	Becton, Dickinson and Co.	887,134	969,525
44,300	Bristol-Myers Squibb Co.	967,041	997,636
23,800	Covidien plc	933,981	1,029,588
33,000	Johnson & Johnson	2,158,486	2,009,370
34,700	Merck & Co. Inc.	1,033,365	1,097,561
105,800	Pfizer Inc.	1,699,012	1,750,990

		7,679,019	7,854,670

	Machinery — 1.5%
46,600	Deere & Co.	1,879,875	2,000,072

	Metals and Mining — 0.7%
20,900	Nucor Corp.	980,854	982,509

	Mutual Funds — 5.7%
7,717,101	Dreyfus Treasury Cash Management Fund	7,717,101	7,717,101

	Restaurants — 0.7%
29,500	Yum! Brands Inc.	1,070,791	995,920

	Retail — 2.6%
56,200	CVS Caremark Corp.	1,730,383	2,008,588
72,400	The Gap Inc.	1,282,239	1,549,360

		3,012,622	3,557,948

	Specialty Chemicals — 1.9%
49,800	E. I. du Pont de Nemours and Co.	1,597,905	1,600,572
12,600	Praxair Inc.	953,257	1,029,294

		2,551,162	2,629,866

	Telecommunications — 1.8%
90,600	AT&T Inc.	2,924,070	2,447,106

	Transportation — 0.7%
16,700	Union Pacific Corp.	737,949	974,445

	Utilities — 1.5%
20,000	Exelon Corp.	1,135,610	992,400
24,500	PG&E Corp.	923,233	992,005

		2,058,843	1,984,405

	TOTAL COMMON STOCKS	78,585,975	86,784,593

Principal
Amount
	CORPORATE BONDS — 11.1%
	Banking — 2.2%
$1,250,000	Bank of America Corp.,
	5.375%, 06/15/14	1,281,899	1,293,134
1,125,000	Citigroup Inc.,
	5.500%, 10/15/14	1,129,275	1,124,595
500,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	496,568	546,853

		2,907,742	2,964,582

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — September 30, 2009

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Computer Software and Services — 0.6%
$750,000	Oracle Corp.,
	4.950%, 04/15/13	$750,308	$812,395

	Diversified Industrial — 0.9%
1,200,000	General Electric Co.,
	5.000%, 02/01/13	1,206,797	1,266,850

	Electronics — 0.6%
750,000	Koninklijke Philips Electronics NV,
	4.625%, 03/11/13	747,924	790,845

	Energy: Integrated — 0.4%
500,000	The Southern Co.,
	4.150%, 05/15/14	499,526	517,052

	Energy: Natural Gas — 0.8%
1,000,000	Apache Corp.,
	5.250%, 04/15/13	999,923	1,073,646

	Energy: Oil — 1.9%
1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	977,899	1,066,567
500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	502,547	523,421
1,005,000	Occidental Petroleum Corp., MTN,
	4.250%, 03/15/10	1,005,271	1,021,830

		2,485,717	2,611,818

	Financial Services — 0.6%
750,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	747,798	812,642

	Food and Beverage — 0.7%
950,000	Anheuser-Busch Companies, Inc.,
	4.375%, 01/15/13	942,865	975,833

	Metals and Mining — 0.6%
750,000	BHP Billiton Finance USA Ltd.,
	5.500%, 04/01/14	755,603	829,686

	Telecommunications — 0.4%
500,000	AT&T Corp.,
	6.700%, 11/15/13	501,529	566,994

	Transportation — 0.8%
1,000,000	Burlington Northern Santa Fe Corp., Deb.,
	5.650%, 05/01/17	985,120	1,077,600

	Wireless Communications — 0.6%
750,000	Vodafone Group plc,
	4.150%, 06/10/14	768,581	771,011

	TOTAL CORPORATE BONDS	14,299,433	15,070,954

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
	Federal Home Loan Bank — 0.9%
1,250,000	4.500%, 10/09/09	1,251,075	1,251,075

	Federal Home Loan Mortgage Corp. — 6.2%
1,500,000	4.125%, 11/30/09	1,502,779	1,509,451
1,500,000	4.750%, 12/08/10	1,496,183	1,573,401
1,250,000	2.125%, 03/23/12	1,264,886	1,273,920
1,250,000	5.125%, 07/15/12	1,243,127	1,372,429
1,500,000	5.250%, 04/18/16	1,482,633	1,675,468
1,000,000	3.750%, 03/27/19	1,002,345	1,002,472

		7,991,953	8,407,141

	Federal National Mortgage Association — 7.1%
1,250,000	2.500%, 04/09/10	1,251,016	1,264,496
1,500,000	4.250%, 08/15/10	1,486,980	1,549,302
1,250,000	3.375%, 05/19/11	1,297,622	1,304,151
1,500,000	5.375%, 11/15/11	1,504,885	1,635,961
1,250,000	4.375%, 09/15/12	1,341,366	1,344,783
1,500,000	5.000%, 04/15/15	1,548,339	1,666,611
775,000	5.375%, 06/12/17	837,231	876,912

		9,267,439	9,642,216

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	18,510,467	19,300,432

	U.S. GOVERNMENT OBLIGATIONS — 11.8%
	U.S. Treasury Bills — 0.8%
1,000,000	U.S. Treasury Bill,
	0.265%††, 03/11/10	998,817	999,374

	U.S. Treasury Inflation Indexed Notes — 5.9%
1,500,000	0.875%, 04/15/10	1,715,396	1,707,879
1,500,000	0.625%, 04/15/13	1,433,582	1,526,931
900,000	1.250%, 04/15/14	914,529	931,600
1,200,000	2.500%, 07/15/16	1,286,878	1,373,269
1,500,000	1.375%, 07/15/18	1,410,078	1,485,424
900,000	2.125%, 01/15/19	924,883	949,330

		7,685,346	7,974,433

	U.S. Treasury Notes — 5.1%
1,000,000	2.625%, 05/31/10	1,000,321	1,015,860
1,500,000	3.375%, 11/30/12	1,497,636	1,588,712
1,500,000	4.000%, 02/15/15	1,478,249	1,616,720
1,500,000	5.125%, 05/15/16	1,507,746	1,711,407
1,000,000	3.625%, 08/15/19	1,025,629	1,026,719

		6,509,581	6,959,418

	TOTAL U.S. GOVERNMENT OBLIGATIONS	15,193,744	15,933,225

	TOTAL INVESTMENTS — 101.0%	$126,589,619	137,089,204

	Other Assets and Liabilities (Net) — (1.0)%		(1,355,754)

	NET ASSETS — 100.0%		$135,733,450

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 3.8%
	Mutual Funds — 3.8%
589,949	Dreyfus Treasury Cash Management Fund	$589,949	$589,949

Principal
Amount
	CORPORATE BONDS — 35.2%
	Aerospace — 1.5%
$200,000	The Boeing Co.,
	6.000%, 03/15/19	205,323	224,753

	Banking — 6.2%
300,000	Bank of America Corp.,
	5.375%, 06/15/14	307,656	310,352
175,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	174,775	177,493
250,000	Citigroup Inc.,
	5.500%, 10/15/14	250,950	249,910
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	198,729	218,741

		932,110	956,496

	Computer Hardware — 1.3%
200,000	Hewlett-Packard Co.,
	2.250%, 05/27/11	201,754	203,817

	Computer Software and Services — 1.0%
150,000	Oracle Corp.,
	4.950%, 04/15/13	149,962	162,479

	Consumer Products — 1.1%
150,000	Philip Morris International Inc.,
	6.875%, 03/17/14	150,727	171,521

	Diversified Industrial — 1.7%
250,000	General Electric Co.,
	5.000%, 02/01/13	251,416	263,927

	Electronics — 2.3%
150,000	Arrow Electronics Inc.,
	6.000%, 04/01/20	149,666	150,172
200,000	Koninklijke Philips Electronics NV,
	4.625%, 03/11/13	199,462	210,892

		349,128	361,064

	Energy and Utilities: Electric Integrated — 1.0%
150,000	The Southern Co.,
	4.150%, 05/15/14	149,858	155,116

	Energy and Utilities: Natural Gas — 1.4%
200,000	Apache Corp.,
	5.250%, 04/15/13	199,688	214,729

	Energy and Utilities: Oil — 3.7%
200,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	195,580	212,213
125,000	Marathon Oil Corp.,
	5.900%, 03/15/18	125,637	130,855
225,000	Occidental Petroleum Corp., MTN,
	4.250%, 03/15/10	225,000	228,768

		546,217	571,836

	Financial Services — 7.3%
175,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	174,485	189,616
300,000	Berkshire Hathaway Inc.,
	5.125%, 09/15/12	323,110	325,968
260,000	International Bank for Reconstruction & Development,
	8.625%, 10/15/16	302,576	340,578
275,000	Merrill Lynch & Co. Inc., MTN, Series C,
	5.000%, 01/15/15	275,164	277,988

		1,075,335	1,134,150

	Food and Beverage — 1.7%
250,000	Anheuser-Busch Companies, Inc.,
	4.375%, 01/15/13	248,127	256,798

	Metals and Mining — 1.4%
200,000	BHP Billiton Finance USA Ltd.,
	5.500%, 04/01/14	201,494	221,250

	Telecommunications — 1.3%
175,000	AT&T Corp.,
	6.700%, 11/15/13	175,536	198,448

	Transportation — 2.3%
200,000	Burlington Northern Santa Fe Corp., Deb.,
	5.650%, 05/01/17	199,200	215,520
125,000	CSX Corp.,
	6.250%, 04/01/15	124,943	138,380

		324,143	353,900

	TOTAL CORPORATE BONDS	5,160,818	5,450,284

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.0%
	Federal Home Loan Bank — 4.7%
275,000	4.500%, 10/09/09	275,236	275,236
175,000	3.875%, 01/15/10	174,437	176,817
250,000	5.375%, 05/18/16	251,190	282,629

		700,863	734,682

	Federal Home Loan Mortgage Corp. — 9.0%
275,000	2.125%, 03/23/12	278,275	280,262
250,000	5.125%, 07/15/12	258,293	274,486
225,000	5.000%, 07/15/14	250,937	250,034
325,000	5.250%, 04/18/16	365,000	363,018
200,000	5.500%, 07/18/16	221,846	227,154

		1,374,351	1,394,954

	Federal National Mortgage Association — 18.8%
300,000	2.500%, 04/09/10	300,244	303,479
325,000	4.250%, 08/15/10	326,205	335,682
350,000	3.375%, 05/19/11	360,488	365,162
350,000	5.375%, 11/15/11	359,270	381,724
250,000	4.375%, 09/15/12	268,336	268,957
375,000	4.375%, 03/15/13	403,397	407,091
300,000	5.000%, 04/15/15	311,092	333,322
275,000	5.375%, 06/12/17	297,082	311,163
92,154	Pool #745122,
	5.500%, 09/01/20	91,901	98,410
96,571	Pool #255554,
	5.500%, 01/01/35	97,885	101,495

		2,815,900	2,906,485

	Government National Mortgage Association — 3.5%
52,681	Pool #562288,
	6.000%, 12/15/33	53,573	56,196
96,625	Pool #604946,
	5.500%, 01/15/34	97,840	102,000
87,384	Pool #604970,
	5.500%, 01/15/34	88,245	92,244
125,893	Pool #003747,
	5.000%, 08/20/35	124,807	130,865
154,771	Pool #550728,
	5.500%, 11/15/35	155,021	163,186

		519,486	544,491

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,410,600	5,580,612

See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — September 30, 2009

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 24.4%
	U.S. Treasury Bills — 1.9%
$300,000	U.S. Treasury Bill,
	0.265%††, 03/11/10	$299,645	$299,812

	U.S. Treasury Inflation Indexed Notes — 11.5%
275,000	0.875%, 04/15/10	314,574	313,111
325,000	0.625%, 04/15/13	310,212	330,835
225,000	1.250%, 04/15/14	228,644	232,900
275,000	2.500%, 07/15/16	294,911	314,708
300,000	1.375%, 07/15/18	280,812	297,085
275,000	2.125%, 01/15/19	284,387	290,073

		1,713,540	1,778,712

	U.S. Treasury Notes — 7.7%
300,000	2.000%, 09/30/10	300,225	304,746
300,000	4.250%, 08/15/15	298,936	326,813
250,000	5.125%, 05/15/16	254,411	285,235
275,000	3.500%, 02/15/18	275,380	280,951

		1,128,952	1,197,745

	U.S. Treasury Bonds — 3.3%
250,000	7.125%, 02/15/23	300,851	335,313
150,000	5.375%, 02/15/31	168,079	178,266

		468,930	513,579

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,611,067	3,789,848

	TOTAL INVESTMENTS — 99.4%	$14,772,434	15,410,693

	Other Assets and Liabilities (Net) — 0.6%		95,402

	NET ASSETS — 100.0%		$15,506,095

††	Represents annualized yield at date of purchase.

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.6%
	Aerospace — 2.1%
2,400	AAR Corp.†	$37,301	$52,656
700	Esterline Technologies Corp.†	19,504	27,447
1,800	Herley Industries Inc.†	22,411	23,490
3,500	Hexcel Corp.†	57,698	40,040
4,600	Kaman Corp.	82,901	101,108

		219,815	244,741

	Automotive: Parts and Accessories — 0.5%
4,300	Midas Inc.†	54,734	40,420
1,600	Superior Industries International Inc.	22,818	22,720

		77,552	63,140

	Aviation: Parts and Services — 0.4%
1,300	Astronics Corp.†	12,328	12,220
2,100	Ducommun Inc.	40,426	39,711

		52,754	51,931

	Building and Construction — 0.7%
2,600	Chicago Bridge & Iron Co., NV	50,128	48,568
1,400	Insituform Technologies Inc., Cl. A†	20,052	26,796
500	KBR Inc.	11,785	11,645

		81,965	87,009

	Business Services — 3.8%
600	Alliance Data Systems Corp.†	24,717	36,648
1,050	Ascent Media Corp., Cl. A†	24,024	26,880
6,854	Bowne & Co. Inc.	66,165	52,776
7,043	Edgewater Technology Inc.†	47,384	20,706
4,381	Federal Signal Corp.	52,055	31,499
6,600	GP Strategies Corp.†	34,196	49,434
2,000	Healthcare Services Group Inc.	34,839	36,720
9,700	LECG Corp.†	32,369	34,047
3,000	MDC Partners Inc., Cl. A†	17,240	22,320
3,500	Mine Safety Appliances Co.	89,677	96,285
1,500	RSC Holdings Inc.†	12,232	10,905
1,000	Tetra Tech Inc.†	21,549	26,530

		456,447	444,750

	Communications Equipment — 1.2%
400	CommScope Inc.†	12,728	11,972
3,300	Plantronics Inc.	57,431	88,473
7,900	Symmetricom Inc.†	32,176	40,922

		102,335	141,367

	Computer Hardware — 1.6%
2,400	Electronics for Imaging Inc.†	35,161	27,048
3,200	Logitech International SA†	45,023	58,816
6,100	QLogic Corp.†	82,172	104,920

		162,356	190,784

	Computer Software and Services — 7.1%
2,400	Akamai Technologies Inc.†	39,581	47,232
2,500	Avid Technology Inc.†	35,985	35,225
2,500	Cadence Design Systems Inc.†	14,093	18,350
1,600	Evolving Systems Inc.†	11,504	11,120
3,300	Fair Isaac Corp.	58,674	70,917
6,500	Lawson Software Inc.†	43,285	40,560
29,100	Magma Design Automation Inc.†	79,912	60,819
4,900	Mercury Computer Systems Inc.†	38,143	48,314
4,500	Omnicell Inc.†	49,118	50,130
7,700	Parametric Technology Corp.†	110,109	106,414
17,300	Phoenix Technologies Ltd.†	73,432	63,145
2,500	PLATO Learning Inc.†	11,075	10,800
2,100	Progress Software Corp.†	45,427	47,565
8,600	Saba Software Inc.†	26,510	36,206
3,000	Safeguard Scientifics Inc.†	18,366	32,910
1,900	Teradata Corp.†	39,635	52,288
6,900	THQ Inc.†	101,188	47,196
5,500	Tier Technologies Inc., Cl. B†	49,736	46,640

		845,773	825,831

	Consumer Products — 2.2%
3,000	Callaway Golf Co.	23,059	22,830
1,400	Jarden Corp.	26,156	39,298
2,600	Kid Brands Inc.†	7,807	16,120
4,400	Knoll Inc.	52,034	45,892
2,000	Pactiv Corp.†	44,181	52,100
300	The Warnaco Group Inc.†	8,475	13,158
6,900	The Wet Seal Inc., Cl. A†	23,184	26,082
1,000	Tupperware Brands Corp.	26,283	39,920

		211,179	255,400

	Consumer Services — 0.3%
2,800	TiVo Inc.†	27,164	29,008

	Diversified Industrial — 3.8%
2,200	Barnes Group Inc.	51,784	37,598
1,700	Brush Engineered Materials Inc.†	25,979	41,582
1,860	Columbus McKinnon Corp.†	47,224	28,179
4,788	Griffon Corp.†	41,704	48,215
700	Kaydon Corp.	22,111	22,694
4,800	Littelfuse Inc.†	121,550	125,952
3,100	Sealed Air Corp.	59,827	60,853
600	Terex Corp.†	11,966	12,438
700	Texas Industries Inc.	23,737	29,393
2,600	Tredegar Corp.	36,867	37,700

		442,749	444,604

	Educational Services — 0.5%
1,200	Corinthian Colleges Inc.†	15,858	22,272
7,700	Princeton Review Inc.†	45,424	32,340

		61,282	54,612

	Electronics — 17.5%
800	Analogic Corp.	23,250	29,616
3,600	Avnet Inc.†	77,517	93,492
3,150	BTU International Inc.†	28,037	19,404
2,100	Coherent Inc.†	53,544	48,972
4,850	CTS Corp.	45,480	45,105
3,800	Electro Scientific Industries Inc.†	56,804	50,882
1,400	FARO Technologies Inc.†	34,061	24,052
10,300	International Rectifier Corp.†	150,741	200,747
8,300	Keithley Instruments Inc.	50,798	45,982
23,100	LeCroy Corp.†	135,431	93,555
28,200	Merix Corp.†	45,418	84,882
1,800	MKS Instruments Inc.†	38,742	34,722
7,800	Molex Inc.	143,256	162,864
11,550	Newport Corp.†	107,655	101,178
2,200	OSI Systems Inc.†	46,594	40,238
4,100	Park Electrochemical Corp.	87,292	101,065
6,600	Pericom Semiconductor Corp.†	58,279	64,746
7,400	Radisys Corp.†	61,848	64,306
5,000	Trident Microsystems Inc.†	8,650	12,950
10,100	TTM Technologies Inc.†	96,025	115,847
3,600	Varian Semiconductor Equipment Associates Inc.†	92,093	118,224
27,900	Vishay Intertechnology Inc.†	194,801	220,410
6,800	Zebra Technologies Corp., Cl. A†	177,124	176,324
8,800	Zoran Corp.†	69,265	101,376

		1,882,705	2,050,939

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 6.8%
2,000	BJ Services Co.	$29,237	$38,860
10,100	Brigham Exploration Co.†	75,327	91,708
1,000	Flint Energy Services Ltd.†	11,308	11,675
2,600	Goodrich Petroleum Corp.†	72,565	67,106
800	Helix Energy Solutions Group Inc.†	9,128	11,984
1,000	Matrix Service Co.†	11,295	10,870
5,000	Petrohawk Energy Corp.†	106,380	121,050
4,400	Pride International Inc.†	79,634	133,936
1,000	Rosetta Resources Inc.†	8,860	14,690
4,400	Rowan Companies Inc.	80,133	101,508
293	Seahawk Drilling Inc.†	5,077	9,109
8,300	Southwest Water Co.	44,569	40,836
3,900	Superior Energy Services Inc.†	66,083	87,828
4,300	Tesco Corp.†	38,672	34,314
500	Unit Corp.†	16,134	20,625

		654,402	796,099

	Entertainment — 1.0%
2,000	Discovery Communications Inc., Cl. A†	24,335	57,780
400	International Speedway Corp., Cl. A	10,316	11,028
4,100	Take-Two Interactive Software Inc.†	37,126	45,961

		71,777	114,769

	Equipment and Supplies — 5.2%
900	Advanced Energy Industries Inc.†	11,673	12,816
2,150	Cohu Inc.	31,867	29,154
14,000	Gerber Scientific Inc.†	89,535	83,720
2,400	GrafTech International Ltd.†	28,504	35,280
4,000	IDEX Corp.	112,163	111,800
2,200	John Bean Technologies Corp.	21,994	39,974
1,850	Robbins & Myers Inc.	36,264	43,438
200	Teleflex Inc.	8,824	9,662
2,300	Tennant Co.	66,269	66,838
6,500	The Manitowoc Co. Inc.	43,760	61,555
2,200	The Toro Co.	87,811	87,494
1,750	Vicor Corp.†	17,181	13,510
200	Watsco Inc.	7,210	10,782

		563,055	606,023

	Financial Services — 12.3%
1,000	Berkshire Hills Bancorp Inc.	22,854	21,940
1,600	Brookline Bancorp Inc.	15,947	15,552
1,100	Brown & Brown Inc.	19,701	21,076
3,700	Cardinal Financial Corp.	29,674	30,451
2,300	Climate Exchange plc†	28,896	30,399
2,500	Columbia Banking System Inc.	31,582	41,375
1,750	Danvers Bancorp Inc.	20,319	23,782
1,100	Eastern Virginia Bankshares Inc.	9,627	9,086
1,900	Epoch Holding Corp.	17,511	16,625
6,850	FBR Capital Markets Corp.†	35,763	40,621
25,000	First Niagara Financial Group Inc.	300,000	308,250
600	Hancock Holding Co.	24,234	22,542
700	IBERIABANK Corp.	33,330	31,892
2,500	Investors Bancorp Inc.†	22,438	26,525
1,300	KBW Inc.†	30,256	41,886
2,000	Knight Capital Group Inc., Cl. A†	32,743	43,500
3,900	Meadowbrook Insurance Group Inc.	22,850	28,860
5,100	Nara Bancorp Inc.	30,970	35,445
6,000	National Penn Bancshares Inc.	31,500	36,660
3,950	NewAlliance Bancshares Inc.	48,300	42,265
2,000	Old National Bancorp	20,000	22,400
4,100	Sterling Bancorp	44,849	29,602
3,800	Sterling Bancshares Inc.	30,353	27,778
2,900	SVB Financial Group†	78,942	125,483
6,200	Umpqua Holdings Corp.	60,759	65,720
5,000	Valley National Bancorp	64,134	61,450
1,300	Waddell & Reed Financial Inc., Cl. A	30,690	36,985
3,900	Washington Trust Bancorp Inc.	73,111	68,328
4,300	Webster Financial Corp.	52,272	53,621
3,750	Westfield Financial Inc.	35,041	31,763
3,300	Whitney Holding Corp.	30,612	31,482
400	WSFS Financial Corp.	11,024	10,656

		1,340,282	1,434,000

	Food and Beverage — 0.6%
3,600	Smart Balance Inc.†	21,576	22,104
2,800	The Cheesecake Factory Inc.†	44,199	51,856

		65,775	73,960

	Health Care — 4.8%
2,350	AMN Healthcare Services Inc.†	28,301	22,348
4,700	AngioDynamics Inc.†	61,900	64,766
1,000	Assisted Living Concepts Inc., Cl. A†	28,102	20,720
13,400	Clarient Inc.†	53,394	56,414
3,600	Continucare Corp.†	8,964	10,872
200	Covance Inc.†	7,760	10,830
1,200	Cynosure Inc., Cl. A†	9,468	13,980
3,900	Home Diagnostics Inc.†	30,526	26,364
2,700	Kindred Healthcare Inc.†	49,813	43,821
800	Natus Medical Inc.†	8,676	12,344
300	NBTY Inc.†	8,697	11,874
2,800	Omnicare Inc.	73,851	63,056
1,700	Perrigo Co.	47,751	57,783
1,500	PharMerica Corp.†	33,426	27,855
500	PSS World Medical Inc.†	8,155	10,915
2,175	Rochester Medical Corp.†	24,766	26,187
2,000	SonoSite Inc.†	40,155	52,920
2,400	Sun Healthcare Group Inc.†	39,554	20,736
1,100	Syneron Medical Ltd.†	9,144	12,551

		572,403	566,336

	Home Furnishings — 0.2%
1,300	Ethan Allen Interiors Inc.	16,130	21,450

	Machinery — 2.6%
2,000	Bucyrus International Inc.	48,204	71,240
1,150	Dynamic Materials Corp.	33,061	22,954
19,400	Flow International Corp.†	83,064	50,246
1,800	Gardner Denver Inc.†	68,527	62,784
4,000	Lydall Inc.†	35,570	21,040
4,400	Trinity Industries Inc.	100,296	75,636

		368,722	303,900

	Metals and Mining — 0.6%
2,700	5N Plus Inc.†	12,937	15,837
950	Franco-Nevada Corp.	21,629	24,925
2,800	Red Back Mining Inc.†	20,753	31,461

		55,319	72,223

	Publishing — 1.4%
10,800	Belo Corp., Cl. A	33,064	58,428
3,900	Journal Communications Inc., Cl. A	18,539	14,352
1,900	Meredith Corp.	52,935	56,886
1,400	Scholastic Corp.	15,994	34,076

		120,532	163,742

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Restaurants — 0.3%
5,700	Denny’s Corp.†	$13,949	$15,162
5,200	Morton’s Restaurant Group Inc.†	33,000	22,152

		46,949	37,314

	Retail — 4.1%
3,900	American Eagle Outfitters Inc.	54,453	65,754
3,700	AnnTaylor Stores Corp.†	60,125	58,793
2,700	HSN Inc.†	25,553	43,956
2,400	J. Crew Group Inc.†	73,926	85,968
7,300	Saks Inc.†	24,476	49,786
6,300	Ticketmaster Entertainment Inc.†	26,103	73,647
1,600	Tiffany & Co.	44,151	61,648
1,900	Williams-Sonoma Inc.	25,114	38,437

		333,901	477,989

	Semiconductors — 12.9%
11,200	Advanced Analogic Technologies Inc.†	51,735	44,464
5,100	ATMI Inc.†	74,595	92,565
13,000	Brooks Automation Inc.†	88,776	100,490
2,850	California Micro Devices Corp.†	8,835	9,177
8,900	Cascade Microtech Inc.†	49,271	45,301
36,000	Entegris Inc.†	97,560	178,200
4,300	FormFactor Inc.†	67,732	102,856
34,900	FSI International Inc.†	27,731	40,484
18,500	Integrated Device Technology Inc.†	142,640	125,060
9,000	Kulicke & Soffa Industries Inc.†	21,142	54,270
6,600	Microsemi Corp.†	90,928	104,214
5,900	MoSys Inc.†	23,810	14,750
10,600	ON Semiconductor Corp.†	69,162	87,450
6,950	PLX Technology Inc.†	45,126	23,422
7,000	RF Micro Devices Inc.†	6,344	38,010
2,300	Rovi Corp.†	37,574	77,280
7,600	Silicon Image Inc.†	35,551	18,468
950	Silicon Laboratories Inc.†	30,015	44,042
2,300	Silicon Motion Technology Corp., ADR†	8,888	9,154
22,200	Ultra Clean Holdings Inc.†	80,701	114,552
1,550	Ultratech Inc.†	20,411	20,507
5,000	Veeco Instruments Inc.†	44,970	116,600
4,400	Verigy Ltd.†	78,755	51,128

		1,202,252	1,512,444

	Specialty Chemicals — 3.6%
2,800	American Vanguard Corp.	30,782	23,268
2,700	Arch Chemicals Inc.	78,367	80,973
5,569	Ferro Corp.	77,811	49,564
4,400	H.B. Fuller Co.	99,098	91,960
2,700	Olin Corp.	60,345	47,088
6,300	Penford Corp.	60,874	45,171
2,200	Valspar Corp.	45,355	60,522
1,650	Zep Inc.	23,848	26,813

		476,480	425,359

	Telecommunications — 0.1%
1,600	Harmonic Inc.†	11,168	10,688

	Transportation — 0.4%
1,600	Atlas Air Worldwide Holdings Inc.†	35,722	51,152

	TOTAL COMMON STOCKS	10,558,945	11,551,564

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$210,000	U.S. Treasury Bill, 0.145%††, 11/12/09	209,964	209,964

	TOTAL INVESTMENTS — 100.4%	$10,768,909	11,761,528

	Other Assets and Liabilities (Net) — (0.4)%		(49,615)

	NET ASSETS — 100.0%		$11,711,913

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Income Fund
Schedule of Investments — September 30, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 79.8%
	Agriculture — 0.6%
1,000	Archer-Daniels-Midland Co.	$28,410	$29,220

	Banking — 4.8%
9,000	U.S. Bancorp	297,267	196,740
4,357	Valley National Bancorp	81,828	53,548

		379,095	250,288

	Computer Hardware — 3.5%
1,000	Apple Inc.†	91,126	185,370

	Computer Software and Services — 0.6%
2,000	EMC Corp.†	25,560	34,080

	Diversified Industrial — 3.3%
6,000	General Electric Co.	94,338	98,520
2,000	Honeywell International Inc.	78,538	74,300

		172,876	172,820

	Electronics — 3.0%
8,000	Intel Corp.	188,828	156,560

	Energy and Utilities: Integrated — 1.0%
2,000	Allegheny Energy Inc.	50,482	53,040

	Energy and Utilities: Natural Gas — 3.1%
8,500	Spectra Energy Corp.	221,225	160,990

	Energy and Utilities: Oil — 6.9%
1,000	BP plc, ADR	75,428	53,230
1,500	Chevron Corp.	127,333	105,645
3,000	ConocoPhillips	240,082	135,480
1,000	Devon Energy Corp.	47,079	67,330

		489,922	361,685

	Energy and Utilities: Services — 5.7%
5,000	Halliburton Co.	180,373	135,600
3,000	National Oilwell Varco Inc.†	158,890	129,390
1,000	Noble Corp.	48,914	37,960

		388,177	302,950

	Energy and Utilities: Water — 2.5%
6,500	American Water Works Co. Inc.	113,655	129,610

	Financial Services — 11.7%
507	Alleghany Corp.†	139,672	131,080
10,000	Discover Financial Services	110,731	162,300
1,500	State Street Corp.	71,844	78,900
2,500	The Bank of New York Mellon Corp.	86,260	72,475
6,000	Wells Fargo & Co.	193,140	169,080

		601,647	613,835

	Food and Beverage — 13.9%
7,000	ConAgra Foods Inc.	174,145	151,760
3,761	General Mills Inc.	221,761	242,133
7,000	Kraft Foods Inc., Cl. A	231,325	183,890
2,000	PepsiCo Inc.	107,960	117,320
1,000	The Hershey Co.	36,022	38,860

		771,213	733,963

	Health Care — 7.2%
2,000	Bristol-Myers Squibb Co.	46,340	45,040
1,500	Johnson & Johnson	85,403	91,335
3,000	Pfizer Inc.	76,960	49,650
4,000	Wyeth	201,908	194,320

		410,611	380,345

	Retail — 1.5%
3,000	The Home Depot Inc.	118,871	79,920

	Specialty Chemicals — 3.0%
5,000	E. I. du Pont de Nemours and Co.	250,408	160,700

	Telecommunications — 7.5%
8,000	AT&T Inc.	270,305	216,080
6,000	Verizon Communications Inc.	250,348	181,620

		520,653	397,700

	TOTAL COMMON STOCKS	4,822,759	4,203,076

	PREFERRED STOCKS — 11.0%
	Broadcasting — 2.5%
6,000	CBS Corp., 7.250% Pfd.	151,216	133,920

	Financial Services — 8.5%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	305,738	297,120
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	150,504	149,329

		456,242	446,449

	TOTAL PREFERRED STOCKS	607,458	580,369

Principal
Amount
	CORPORATE BONDS — 4.7%
	Financial Services — 4.7%
$250,000	American Express Credit Corp., MTN, 0.401%, 06/16/11 (a)	250,000	244,298

	U.S. GOVERNMENT OBLIGATIONS — 5.1%
270,000	U.S. Treasury Bill, 0.172%††, 11/12/09	269,946	269,946

	TOTAL INVESTMENTS — 100.6%	$5,950,163	5,297,689

	Other Assets and Liabilities (Net) — (0.6)%		(31,671)

	NET ASSETS — 100.0%		$5,266,018

(a)	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt MTN Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Assets and Liabilities
September 30, 2009

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Assets
Investments, at value (cost $183,102,794, $129,387,583, $126,589,619, $14,772,434, $10,768,909, and $5,950,163, respectively)	$213,511,320	$140,623,193	$137,089,204	$15,410,693	$11,761,528	$5,297,689
Cash	4,162	—	28	—	2,787	—
Receivable for Fund shares sold	1,702,363	131,799	293,179	402	18,138	236
Receivable for investments sold	438,900	4,990,666	3,024,684	—	—	—
Dividends and interest receivable	84,817	215,128	655,458	145,000	5,751	4,789
Prepaid expenses	31,397	26,589	27,151	21,194	19,740	27,435

Total Assets	215,772,959	145,987,375	141,089,704	15,577,289	11,807,944	5,330,149

Liabilities
Payable to custodian	—	—	—	—	—	23,408
Payable for investments purchased	2,633,438	5,325,330	4,920,971	—	45,877	—
Payable for Fund shares redeemed	190,982	185,808	223,089	27,313	5,949	2,644
Distributions payable	—	—	—	6,270	—	—
Payable for investment advisory fees	163,737	115,845	83,649	3,599	545	4,472
Payable for distribution fees	49,816	30,715	31,933	3,583	2,935	1,238
Payable for accounting fees	7,500	7,500	7,500	—	—	—
Payable for custodian fees	13,785	125	168	138	6,801	84
Payable for legal and audit fees	37,790	35,060	34,893	24,094	24,928	23,379
Payable for shareholder communications expenses	35,653	33,427	25,139	1,755	2,453	2,586
Payable for shareholder services fees	52,143	41,084	25,631	4,190	3,689	3,467
Other accrued expenses	10,417	3,282	3,281	252	2,854	2,853

Total Liabilities	3,195,261	5,778,176	5,356,254	71,194	96,031	64,131

Net Assets	$212,577,698	$140,209,199	$135,733,450	$15,506,095	$11,711,913	$5,266,018

Net Assets Consist of:
Paid-in capital	$183,019,049	$171,111,009	$147,779,134	$14,751,589	$19,185,153	$8,523,335
Accumulated net investment income/(loss)	741	972,793	23,573	4,361	(6)	(6,871)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(850,685)	(43,110,213)	(22,568,842)	111,886	(8,465,853)	(2,597,972)
Net unrealized appreciation/depreciation on investments	30,408,526	11,235,610	10,499,585	638,259	992,619	(652,474)
Net unrealized appreciation on foreign currency translations	67	—	—	—	—	—

Net Assets	$212,577,698	$140,209,199	$135,733,450	$15,506,095	$11,711,913	$5,266,018

Shares of Beneficial Interest:
Class AAA:
Net assets	$170,181,290	$132,313,956	$123,323,461	$13,949,523	$8,856,247	$4,869,418

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	12,617,557	17,145,407	12,786,201	1,211,419	763,558	699,184

Net Asset Value, offering, and redemption price per share	$13.49	$7.72	$9.65	$11.52	$11.60	$6.96

Class A:
Net assets	$16,187,119	$6,131,441	$5,995,155	$522,848	$2,199,815	$76,884

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	1,215,615	797,671	618,997	45,438	191,779	10,673

Net Asset Value and redemption price per share	$13.32	$7.69	$9.69	$11.51	$11.47	$7.20

Maximum offering price per share (NAV÷.96, based on maximum sales charge of 4.00% of the offering price)	$13.88	$8.01	$10.09	$11.99	$11.95	$7.50

Class B:
Net assets	$115,432	$6,032	$104,844	$129,824	$4,964	$76.4

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	9,167	800	10,735	11,279	451	10.4

Net Asset Value and offering price per share (a)	$12.59	$7.54	$9.77	$11.51	$11.01	$7.35

Class C:
Net assets	$13,566,232	$1,066,919	$4,859,185	$581,832	$345,189	$261,180

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	1,084,707	142,420	497,101	53,111	31,638	33,904

Net Asset Value and offering price per share (a)	$12.51	$7.49	$9.78	$10.96	$10.91	$7.70

Class I:
Net assets	$12,527,625	$690,851	$1,450,805	$322,068	$305,698	$58,460

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	924,340	89,322	150,507	27,956	26,249	8,391

Net Asset Value, offering, and redemption price per share	$13.55	$7.73	$9.64	$11.52	$11.65	$6.97

(a) Redemption price varies based on the length of time held.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Operations
For the Year Ended September 30, 2009

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Investment Income:
Dividends (net of foreign taxes of $12,235, $0, $444, $0, $44, and $0, respectively)	$956,358	$3,714,059	$2,320,865	$17,352	$61,545	$204,923
Interest	130,463	—	1,808,332	479,003	259	10,311

Total Investment Income	1,086,821	3,714,059	4,129,197	496,355	61,804	215,234

Expenses:
Investment advisory fees	1,124,825	1,336,672	995,535	84,926	75,965	53,105
Distribution fees — Class AAA	227,961	319,096	305,911	31,707	15,448	12,344
Distribution fees — Class A	39,217	22,948	27,186	1,685	5,385	314
Distribution fees — Class B	1,206	56	908	1,114	37	1
Distribution fees — Class C	68,348	8,039	35,448	5,335	1,622	2,453
Accounting fees	45,000	45,000	45,000	—	—	—
Custodian fees	67,010	25,928	27,408	6,968	26,244	5,740
Interest expense	669	106	—	—	146	1,169
Legal and audit fees	62,846	57,198	57,539	31,690	30,171	29,233
Registration expenses	47,055	48,348	41,111	33,039	30,621	33,928
Shareholder communications expenses	76,071	73,526	57,025	5,986	7,127	4,089
Shareholder services fees	150,897	172,412	107,203	14,777	13,874	12,394
Trustees’ fees	5,665	9,014	8,607	857	484	373
Miscellaneous expenses	9,998	21,542	20,856	10,482	9,252	9,076

Total Expenses	1,926,768	2,139,885	1,729,737	228,566	216,376	164,219

Less:
Expense reimbursements (see Note 3)	—	—	—	(76,402)	(98,769)	(75,817)
Advisory fee reduction on unsupervised assets	(10,584)	—	—	—	—	—
Custodian fee credits	(63)	(25,291)	(26,385)	(6,166)	(14)	(6,909)

Total Reimbursements, Reductions, and Credits	(10,647)	(25,291)	(26,385)	(82,568)	(98,783)	(82,726)

Net Expenses	1,916,121	2,114,594	1,703,352	145,998	117,593	81,493

Net Investment Income/(Loss)	(829,300)	1,599,465	2,425,845	350,357	(55,789)	133,741

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments	(583,118)	(41,056,788)	(21,628,326)	114,658	(1,381,938)	(1,616,053)
Net realized loss on foreign currency transactions	(207)	—	—	—	(5)	—

Net realized gain/(loss) on investments and foreign currency transactions	(583,325)	(41,056,788)	(21,628,326)	114,658	(1,381,943)	(1,616,053)

Net change in unrealized appreciation/depreciation on:
investments	32,115,590	11,795,997	10,332,535	719,082	1,432,916	541,202
foreign currency translations	(328)	—	—	(27)	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	32,115,262	11,795,997	10,332,535	719,055	1,432,916	541,202

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	31,531,937	(29,260,791)	(11,295,791)	833,713	50,973	(1,074,851)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$30,702,637	$(27,661,326)	$(8,869,946)	$1,184,070	$(4,816)	$(941,110)

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets

	Mighty MitesSMFund		Equity Fund
	For the Year Ended September 30,		For the Year Ended September 30,
	2009	2008	2009	2008
Operations:
Net investment income/(loss)	$(829,300)	$(48,604)	$1,599,465	$1,373,858
Net realized gain/(loss) on investments and foreign currency transactions	(583,325)	1,925,120	(41,056,788)	(1,553,069)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	32,115,262	(10,388,513)	11,795,997	(32,856,852)

Net Increase/(Decrease) in Net Assets Resulting from Operations	30,702,637	(8,511,997)	(27,661,326)	(33,036,063)

Distributions to Shareholders:
Net investment income
Class AAA	—	(173,195)	(1,644,996)	(788,363)
Class A	—	(20,881)	(23,479)	(14,656)
Class C	—	(2,086)	(3,498)	—
Class I	—	—	(9,480)	—

	—	(196,162)	(1,681,453)	(803,019)

Net realized gain
Class AAA	(1,293,374)	(4,398,562)	—	(23,536,496)
Class A	(152,184)	(427,184)	—	(594,524)
Class B	(3,722)	(37,625)	—	(2,963)
Class C	(115,030)	(219,499)	—	(43,046)
Class I	(48,549)	—	—	—

	(1,612,859)	(5,082,870)	—	(24,177,029)

Return of capital
Class AAA	(84,422)	—	—	—
Class A	(9,933)	—	—	—
Class B	(243)	—	—	—
Class C	(7,508)	—	—	—
Class I	(3,169)	—	—	—

	(105,275)	—	—	—

Total Distributions to Shareholders	(1,718,134)	(5,279,032)	(1,681,453)	(24,980,048)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued in connection with the Reorganization
Class AAA (see Note 9)	41,451,718	—	—	—

	41,451,718	—	—	—

Proceeds from shares issued
Class AAA	88,795,321	31,088,927	42,434,854	56,113,757
Class A	12,427,143	7,562,274	3,882,541	7,236,476
Class B	—	15	—	—
Class C	10,392,401	3,724,307	465,564	717,153
Class I	11,532,568	963,567	162,767	984,430

	123,147,433	43,339,090	46,945,726	65,051,816

Proceeds from reinvestment of distributions
Class AAA	1,223,207	4,129,014	1,531,245	23,304,371
Class A	146,050	429,306	21,494	604,502
Class B	3,964	37,512	—	1,929
Class C	92,652	193,520	3,497	42,305
Class I	21,432	—	9,480	—

	1,487,305	4,789,352	1,565,716	23,953,107

Cost of shares redeemed
Class AAA	(40,415,394)	(15,832,340)	(50,965,061)	(45,590,193)
Class A	(3,947,787)	(2,956,021)	(2,341,995)	(4,355,199)
Class B	(49,442)	(197,245)	(4,814)	(5,786)
Class C	(2,878,564)	(595,613)	(65,151)	(172,081)
Class I	(2,878,916)	(43,498)	(152,961)	(77,851)

	(50,170,103)	(19,624,717)	(53,529,982)	(50,201,110)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	115,916,353	28,503,725	(5,018,540)	38,803,813

Redemption Fees	1,613	1,648	—	—

Net Increase/(Decrease) in Net Assets	144,902,469	14,714,344	(34,361,319)	(19,212,298)
Net Assets:
Beginning of period	67,675,229	52,960,885	174,570,518	193,782,816

End of period	$212,577,698	$67,675,229	$140,209,199	$174,570,518

Undistributed net investment income	$741	—	$972,793	$1,094,396

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Year Ended September 30,		For the Year Ended September 30,
	2009	2008	2009	2008
Operations:
Net investment income	$2,425,845	$2,784,981	$350,357	$365,893
Net realized gain/(loss) on investments	(21,628,326)	150,087	114,658	42,191
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,332,535	(16,151,151)	719,055	(75,649)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,869,946)	(13,216,083)	1,184,070	332,435

Distributions to Shareholders:
Net investment income
Class AAA	(2,263,081)	(2,719,978)	(318,721)	(329,078)
Class A	(87,731)	(91,923)	(11,565)	(2,394)
Class B	(998)	(1,568)	(1,976)	(1,579)
Class C	(40,735)	(13,621)	(9,425)	(28,066)
Class I	(27,686)	(16,935)	(9,566)	(4,776)

	(2,420,231)	(2,844,025)	(351,253)	(365,893)

Net realized gain
Class AAA	(675,615)	(11,110,478)	—	—
Class A	(27,603)	(405,420)	—	—
Class B	(524)	(14,126)	—	—
Class C	(10,546)	(71,581)	—	—
Class I	(7,058)	—	—	—

	(721,346)	(11,601,605)	—	—

Total Distributions to Shareholders	(3,141,577)	(14,445,630)	(351,253)	(365,893)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	35,730,717	35,309,365	5,535,519	3,653,273
Class A	1,844,474	1,374,427	727,724	156,785
Class B	29,853	—	104,859	—
Class C	4,458,581	782,745	686,880	3,323,184
Class I	166,080	1,660,440	183,455	396,494

	42,229,705	39,126,977	7,238,437	7,529,736

Proceeds from reinvestment of distributions
Class AAA	2,730,085	13,358,522	228,051	236,256
Class A	103,837	441,381	9,148	1,560
Class B	887	10,778	739	230
Class C	38,787	69,575	7,845	21,145
Class I	34,744	16,935	9,566	4,776

	2,908,340	13,897,191	255,349	263,967

Cost of shares redeemed
Class AAA	(41,553,262)	(36,401,407)	(3,061,654)	(2,809,664)
Class A	(1,201,273)	(696,633)	(339,799)	(125,247)
Class B	(39,781)	(48,649)	(30,651)	(46,518)
Class C	(1,291,065)	(256,624)	(621,790)	(2,850,287)
Class I	(125,179)	(42,169)	(254,421)	(30,597)

	(44,210,560)	(37,445,482)	(4,308,315)	(5,862,313)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	927,485	15,578,686	3,185,471	1,931,390

Net Increase/(Decrease) in Net Assets	(11,084,038)	(12,083,027)	4,018,288	1,897,932

Net Assets:
Beginning of period	146,817,488	158,900,515	11,487,807	9,589,875

End of period	$135,733,450	$146,817,488	$15,506,095	$11,487,807

Undistributed net investment income	$23,573	$14,702	$4,361	—

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	SmallCap Equity Fund		Income Fund
	For the Year Ended September 30,		For the Year Ended September 30,
	2009	2008	2009	2008
Operations:
Net investment income/(loss)	$(55,789)	$(24,309)	$133,741	$313,764
Net realized loss on investments	(1,381,943)	(267,244)	(1,616,053)	(1,026,115)
Net change in unrealized appreciation/depreciation on investments	1,432,916	(1,837,044)	541,202	(1,440,749)

Net Decrease in Net Assets Resulting from Operations	(4,816)	(2,128,597)	(941,110)	(2,153,100)

Distributions to Shareholders:
Net investment income
Class AAA	—	—	(141,171)	(385,568)
Class A	—	—	(1,948)	(2,392)
Class B	—	—	(2)	(2)
Class C	—	—	(5,077)	(10,506)
Class I	—	—	(1,776)	(3,014)

	—	—	(149,974)	(401,482)

Net realized gain
Class AAA	—	—	—	(271,625)
Class A	—	—	—	(2,299)
Class B	—	—	—	(2)
Class C	—	—	—	(7,478)

	—	—	—	(281,404)

Return of capital
Class AAA	—	—	(16,388)	(27,456)
Class A	—	—	(226)	(170)
Class B	—	—	(0)*	(1)
Class C	—	—	(590)	(748)
Class I	—	—	(206)	(214)

	—	—	(17,410)	(28,589)

Total Distributions to Shareholders	—	—	(167,384)	(711,475)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	2,709,256	5,087,091	456,273	2,284,562
Class A	1,701,476	619,158	63,868	41,454
Class B	—	—	—	1
Class C	244,375	22,221	63,682	120,035
Class I	182,232	219,169	5,781	138,846

	4,837,339	5,947,639	589,604	2,584,898

Proceeds from reinvestment of distributions
Class AAA	—	—	145,555	650,580
Class A	—	—	1,627	4,565
Class C	—	—	5,366	16,924
Class I	—	—	1,982	3,229

	—	—	154,530	675,298

Cost of shares redeemed
Class AAA	(2,069,312)	(3,379,770)	(1,963,238)	(10,789,585)
Class A	(451,556)	(522,719)	(49,724)	(56,240)
Class B	—	(605)	—	(2,007)
Class C	(92,865)	(69,343)	(82,933)	(119,039)
Class I	(66,658)	(42,115)	(46,981)	(5,959)

	(2,680,391)	(4,014,552)	(2,142,876)	(10,972,830)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	2,156,948	1,933,087	(1,398,742)	(7,712,634)

Net Increase/(Decrease) in Net Assets	2,152,132	(195,510)	(2,507,236)	(10,577,209)

Net Assets:
Beginning of period	9,559,781	9,755,291	7,773,254	18,350,463

End of period	$11,711,913	$9,559,781	$5,266,018	$7,773,254

Undistributed net investment income	—	—	—	—

*	Amount represents less than $1.00.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
																	Operating
																	Expenses
																Operating	Before
																Expenses	Waivers/
				Net								Net		Net		Net of	Reimburse-
	Net Asset	Net		Realized and	Total		Net					Asset		Assets,	Net	Waivers/	ments/
	Value,	Investment		Unrealized	From	Net	Realized	Return				Value,		End of	Investment	Reimburse-	Reductions/		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income	ments/	Custodian		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)	Reductions	Fee Credits(c)		Rate††
Mighty Mites SM Fund
Class AAA
2009	$13.41	$(0.08)		$0.47	$0.39	—	$(0.29)	$(0.02)	$(0.31)	$0.00	(d)	$13.49	3.5%	$170,181	(0.69)%	1.65%	1.66	%(e)(f)	32%
2008	17.05	(0.00	)(d)	(2.11)	(2.11)	$(0.06)	(1.47)	—	(1.53)	0.00	(d)	13.41	(13.2)	55,808	(0.01)	1.71	1.71	(e)	18
2007	16.01	0.08		3.42	3.50	—	(2.46)	—	(2.46)	0.00	(d)	17.05	23.9	48,252	0.48	1.64	1.64	(e)	21
2006	16.73	(0.04)		1.34	1.30	—	(2.02)	—	(2.02)	—		16.01	9.0	36,843	(0.28)	1.61	1.61	(e)	4
2005	15.07	(0.02)		2.97	2.95	—	(1.29)	—	(1.29)	0.00	(d)	16.73	20.4	46,497	(0.13)	1.50	1.74		9

Class A
2009	$13.26	$(0.10)		$0.47	$0.37	—	$(0.29)	$(0.02)	$(0.31)	$0.00	(d)	$13.32	3.4%	$16,187	(0.90)%	1.90%	1.91	%(e)(f)	32%
2008	16.94	(0.04)		(2.10)	(2.14)	$(0.07)	(1.47)	—	(1.54)	0.00	(d)	13.26	(13.5)	6,134	(0.27)	1.96	1.96	(e)	18
2007	15.94	0.36		3.10	3.46	—	(2.46)	—	(2.46)	0.00	(d)	16.94	23.8	2,246	2.13	1.89	1.89	(e)	21
2006	16.70	(0.10)		1.36	1.26	—	(2.02)	—	(2.02)	—		15.94	8.7	3	(0.63)	1.86	1.86	(e)	4
2005	15.08	(0.06)		2.97	2.91	—	(1.29)	—	(1.29)	0.00	(d)	16.70	20.1	41	(0.41)	1.75	2.00		9

Class B
2009	$12.63	$(0.14)		$0.41	$0.27	—	$(0.29)	$(0.02)	$(0.31)	$0.00	(d)	$12.59	2.8%	$116	(1.34)%	2.40%	2.41	%(e)(f)	32%
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)	—	(1.47)	0.00	(d)	12.63	(13.9)	169	(0.73)	2.46	2.46	(e)	18
2007	15.43	(0.06)		3.30	3.24	—	(2.46)	—	(2.46)	0.00	(d)	16.21	23.0	422	(0.40)	2.39	2.39	(e)	21
2006	16.31	(0.15)		1.29	1.14	—	(2.02)	—	(2.02)	—		15.43	8.1	452	(1.00)	2.36	2.36	(e)	4
2005	14.82	(0.14)		2.92	2.78	—	(1.29)	—	(1.29)	0.00	(d)	16.31	19.6	433	(0.89)	2.25	2.49		9

Class C
2009	$12.55	$(0.15)		$0.42	$0.27	—	$(0.29)	$(0.02)	$(0.31)	$0.00	(d)	$12.51	2.8%	$13,566	(1.42)%	2.40%	2.41	%(e)(f)	32%
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)	—	(1.48)	0.00	(d)	12.55	(13.9)	4,671	(0.78)	2.46	2.46	(e)	18
2007	15.35	0.10		3.14	3.24	—	(2.46)	—	(2.46)	0.00	(d)	16.13	23.2	2,041	0.65	2.39	2.39	(e)	21
2006	16.24	(0.15)		1.28	1.13	—	(2.02)	—	(2.02)	—		15.35	8.1	311	(1.01)	2.36	2.36	(e)	4
2005	14.77	(0.14)		2.90	2.76	—	(1.29)	—	(1.29)	0.00	(d)	16.24	19.5	327	(0.91)	2.25	2.49		9

Class I
2009	$13.44	$(0.06)		$0.48	$0.42	—	$(0.29)	$(0.02)	$(0.31)	$0.00	(d)	$13.55	3.7%	$12,528	(0.48)%	1.40%	1.41	%(e)(f)	32%
2008(g)	13.96	0.03		(0.55)	(0.52)	—	—	—	—	0.00	(d)	13.44	(3.7)	893	0.26 (h)	1.46 (h)	1.46	(e)(h)	18

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 23%. The portfolio turnover rate for the years ended 2006 and 2005 would have been as shown. Also, for the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded the value of securities acquired from purchases in connection with the Fund’s Reorganization (see Note 5).

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Prior to the period beginning October 1, 2005, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)	Amount represents less than $0.005 per share.

(e)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), 2.32% (Class B and Class C), respectively. For the years ended September 30, 2009, 2008, and 2007, the effect of interest expense was minimal.

(f)	Before reduction of custodian fee credits and advisory fee reduction on unsupervised assets totaling 0.01% of net assets.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(h)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
				Net
				Realized												Operating
	Net Asset	Net		and	Total						Net		Net Assets,			Expenses
	Value,	Investment		Unrealized	from	Net	Net Realized				Asset Value,		End of	Net		Net of	Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment	Operating	Custodian	Turnover
September 30	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income (Loss)	Expenses	Fee Credits	Rate††
Equity Fund
Class AAA
2009	$9.21	$0.08		$(1.48)	$(1.40)	$(0.09)	—	$(0.09)	—		$7.72	(15.2)%	$132,314	1.21%	1.59%	1.57%	111%
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	—		9.21	(16.0)	167,946	0.73	1.49	1.47	71
2007	12.51	0.04		2.15	2.19	(0.05)	(2.02)	(2.07)	—		12.63	19.7	189,913	0.37	1.52	1.47	58
2006	11.08	0.06		1.42	1.48	(0.05)	—	(0.05)	—		12.51	13.4	169,404	0.55	1.54	1.50	73
2005	9.32	0.07		1.79	1.86	(0.10)	—	(0.10)	$(0.00	)(b)	11.08	20.0	178,394	0.69	1.51	1.49	59

Class A
2009	$9.11	$0.06		$(1.43)	$(1.37)	$(0.05)	—	$(0.05)	—		$7.69	(15.0)%	$6,131	0.89%	1.84%	1.82%	111%
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	—		9.11	(16.6)	5,079	0.47	1.74	1.72	71
2007	12.45	0.01		2.15	2.16	(0.02)	(2.02)	(2.04)	—		12.57	19.5	3,527	0.12	1.77	1.72	58
2006	11.05	0.03		1.41	1.44	(0.04)	—	(0.04)	—		12.45	13.1	2,780	0.27	1.79	1.75	73
2005	9.28	0.06		1.75	1.81	(0.04)	—	(0.04)	$(0.00	)(b)	11.05	19.6	2,267	0.59	1.76	1.74	59

Class B
2009	$8.95	$0.04		$(1.45)	$(1.41)	—	—	—	—		$7.54	(15.8)%	$6	0.57%	2.34%	2.32%	111%
2008	12.36	(0.00	)(b)	(1.83)	(1.83)	—	$(1.58)	$(1.58)	—		8.95	(16.7)	13	(0.01)	2.24	2.22	71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	23	(0.39)	2.27	2.22	58
2006	10.96	(0.02)		1.40	1.38	$(0.03)	—	(0.03)	—		12.31	12.6	32	(0.20)	2.29	2.25	73
2005	9.21	(0.00	)(b)	1.75	1.75	—	—	—	$(0.00	)(b)	10.96	19.0	30	(0.01)	2.26	2.24	59

Class C
2009	$8.95	$0.02		$(1.44)	$(1.42)	$(0.04)	—	$(0.04)	—		$7.49	(15.8)%	$1,067	0.37%	2.34%	2.32%	111%
2008	12.36	(0.00	)(b)	(1.83)	(1.83)	—	$(1.58)	(1.58)	—		8.95	(16.7)	736	(0.02)	2.24	2.22	71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	320	(0.39)	2.27	2.22	58
2006	10.97	(0.03)		1.40	1.37	(0.03)	—	(0.03)	—		12.31	12.6	316	(0.28)	2.29	2.25	73
2005	9.24	(0.01)		1.77	1.76	(0.03)	—	(0.03)	$(0.00	)(b)	10.97	19.1	149	(0.06)	2.26	2.24	59

Class I
2009	$9.23	$0.10		$(1.49)	$(1.39)	$(0.11)	—	$(0.11)	—		$7.73	(15.0)%	$691	1.44%	1.34%	1.32%	111%
2008(c)	10.35	0.07		(1.19)	(1.12)	—	—	—	—		9.23	(10.8)	797	1.00 (d)	1.24 (d)	1.22 (d)	71

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(d)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
			Net
			Realized												Operating
	Net Asset		and	Total		Net				Net		Net Assets,			Expenses
	Value,	Net	Unrealized	from	Net	Realized				Asset Value,		End of	Net		Net of	Portfolio
Period Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment	Operating	Custodian	Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income	Expenses	Fee Credits	Rate††
Balanced Fund
Class AAA
2009	$10.47	$0.17	$(0.77)	$(0.60)	$(0.17)	$(0.05)	$(0.22)	—		$9.65	(5.6)%	$123,323	1.86%	1.27%	1.25%	89%
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	—		10.47	(8.4)	138,174	1.83	1.23	1.21	60
2007	12.82	0.22	1.36	1.58	(0.21)	(1.61)	(1.82)	—		12.58	13.6	152,185	1.76	1.27	1.19	46
2006	12.74	0.22	0.95	1.17	(0.24)	(0.85)	(1.09)	—		12.82	9.8	145,028	1.78	1.32	1.27	68
2005	11.47	0.20	1.26	1.46	(0.19)	—	(0.19)	$0.00	(b)	12.74	12.8	144,572	1.67	1.25	1.22	56

Class A
2009	$10.51	$0.14	$(0.76)	$(0.62)	$(0.15)	$(0.05)	$(0.20)	—		$9.69	(5.8)%	$5,995	1.61%	1.52%	1.50%	89%
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	—		10.51	(8.7)	5,639	1.56	1.48	1.46	60
2007	12.87	0.19	1.36	1.55	(0.18)	(1.61)	(1.79)	—		12.63	13.3	5,519	1.51	1.52	1.44	46
2006	12.74	0.19	0.95	1.14	(0.16)	(0.85)	(1.01)	—		12.87	9.5	5,596	1.53	1.57	1.52	68
2005	11.44	0.17	1.26	1.43	(0.13)	—	(0.13)	$0.00	(b)	12.74	12.6	5,658	1.42	1.50	1.47	56

Class B
2009	$10.60	$0.10	$(0.78)	$(0.68)	$(0.10)	$(0.05)	$(0.15)	—		$9.77	(6.3)%	$105	1.13%	2.02%	2.00%	89%
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	—		10.60	(9.1)	125	1.10	1.98	1.96	60
2007	12.95	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.72	12.7	194	1.02	2.02	1.94	46
2006	12.76	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.95	9.0	141	1.02	2.07	2.02	68
2005	11.43	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(b)	12.76	12.0	138	0.93	2.00	1.97	56

Class C
2009	$10.61	$0.10	$(0.77)	$(0.67)	$(0.11)	$(0.05)	$(0.16)	—		$9.78	(6.2)%	$4,859	1.06%	2.02%	2.00%	89%
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	—		10.61	(9.1)	1,389	1.05	1.98	1.96	60
2007	12.97	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.74	12.7	1,003	1.01	2.02	1.94	46
2006	12.78	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.97	9.0	946	1.02	2.07	2.02	68
2005	11.45	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(b)	12.78	12.0	982	0.92	2.00	1.97	56

Class I
2009	$10.46	$0.19	$(0.77)	$(0.58)	$(0.19)	$(0.05)	$(0.24)	—		$9.64	(5.3)%	$1,451	2.07%	1.02%	1.00%	89%
2008(c)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	—		10.46	(6.2)	1,490	2.14 (d)	0.98 (d)	0.96 (d)	60

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2005 would have been 55%. The portfolio turnover rate for the years ended 2007 and 2006 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(d)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
															Operating	Operating
															Expenses	Expenses
			Net											Operating	Net of	Before
			Realized							Net		Net		Expenses	Waivers/	Waivers/
	Net Asset		and	Total		Net				Asset		Assets,		Net of	Reimburse-	Reimburse-
	Value,	Net	Unrealized Gain	From	Net	Realized				Value,		End of	Net	Waivers/	ments/	ments/	Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment	Reimburse-	Custodian	Custodian	Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income	ments	Fee Credits	Fee Credits(b)	Rate††
Intermediate Bond Fund
Class AAA
2009	$10.84	$0.28	$0.68	$0.96	$(0.28)	—	$(0.28)	—		$11.52	9.0%	$13,949	2.51%	1.04%	1.00%	1.58%	18%
2008	10.80	0.36	0.04	0.40	(0.36)	—	(0.36)	—		10.84	3.7	10,498	3.23	1.07	1.00	1.76	32
2007	10.81	0.40	0.00 (c)	0.40	(0.41)	—	(0.41)	—		10.80	3.7	9,413	3.73	1.10	1.00	1.64	20
2006	10.93	0.39	(0.11)	0.28	(0.39)	$(0.01)	(0.40)	—		10.81	2.7	9,917	3.65	1.06	1.00	1.53	35
2005	11.18	0.34	(0.16)	0.18	(0.34)	(0.09)	(0.43)	$(0.00	)(c)	10.93	1.7	10,272	3.10	1.04	1.00	1.79	33

Class A
2009	$10.84	$0.27	$0.67	$0.94	$(0.27)	—	$(0.27)	—		$11.51	8.7%	$523	2.40%	1.14%	1.10%	1.68%	18%
2008	10.80	0.34	0.05	0.39	(0.35)	—	(0.35)	—		10.84	3.6	101	3.09	1.17	1.10	1.86	32
2007	10.81	0.39	0.00 (c)	0.39	(0.40)	—	(0.40)	—		10.80	3.7	69	3.64	1.20	1.10	1.74	20
2006	10.93	0.39	(0.12)	0.27	(0.38)	$(0.01)	(0.39)	—		10.81	2.6	92	3.59	1.16	1.10	1.63	35
2005	11.18	0.33	(0.16)	0.17	(0.33)	(0.09)	(0.42)	$(0.00	)(c)	10.93	1.6	58	3.00	1.14	1.10	1.88	33

Class B
2009	$10.84	$0.20	$0.67	$0.87	$(0.20)	—	$(0.20)	—		$11.51	8.0%	$130	1.77%	1.79%	1.75%	2.33%	18%
2008	10.80	0.28	0.03	0.31	(0.27)	—	(0.27)	—		10.84	2.9	48	2.53	1.82	1.75	2.51	32
2007	10.81	0.32	0.00 (c)	0.32	(0.33)	—	(0.33)	—		10.80	3.0	93	2.97	1.85	1.75	2.39	20
2006	10.93	0.31	(0.11)	0.20	(0.31)	$(0.01)	(0.32)	—		10.81	2.0	282	2.87	1.81	1.75	2.28	35
2005	11.18	0.26	(0.16)	0.10	(0.26)	(0.09)	(0.35)	$(0.00	)(c)	10.93	0.9	381	2.34	1.79	1.75	2.53	33

Class C
2009	$10.31	$0.19	$0.65	$0.84	$(0.19)	—	$(0.19)	—		$10.96	8.3%	$582	1.76%	1.79%	1.75%	2.33%	18%
2008	10.28	0.24	0.05	0.29	(0.26)	—	(0.26)	—		10.31	2.8	478	2.29	1.82	1.75	2.51	32
2007	10.31	0.40	0.09	0.49	(0.52)	—	(0.52)	—		10.28	4.8	15	3.96	1.85	1.75	2.39	20
2006	10.82	0.32	(0.36)	(0.04)	(0.46)	$(0.01)	(0.47)	—		10.31	(0.3)	0.1	3.08	1.81	1.75	2.28	35
2005	11.17	0.27	(0.12)	0.15	(0.41)	(0.09)	(0.50)	$(0.00	)(c)	10.82	1.4	0.1	2.50	1.79	1.75	2.90	33

Class I
2009	$10.85	$0.31	$0.67	$0.98	$(0.31)	—	$(0.31)	—		$11.52	9.1%	$322	2.75%	0.79%	0.75%	1.33%	18%
2008(d)	11.09	0.28	(0.25)	0.03	(0.27)	—	(0.27)	—		10.85	0.2	363	3.57 (e)	0.84 (e)	0.75 (e)	1.53 (e)	32

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	Amount represents less than $0.005 per share.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
															Operating		Operating
															Expenses		Expenses
														Operating	Net of		Before
			Net						Net		Net			Expenses	Waivers/		Waivers/
	Net Asset	Net	Realized and	Total					Asset		Assets,	Net		Net of	Reimburse-		Reimburse-
	Value,	Investment	Unrealized	From	Net				Value,		End of	Investment		Waivers/	ments/		ments/	Portfolio
Period Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Reimburse-	Custodian		Custodian	Turnover
September 30	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ments	Fee Credits		Fee Credits(b)	Rate††
SmallCap Equity Fund
Class AAA
2009	$11.99	$(0.06)	$(0.33)	$(0.39)	—	—	—		$11.60	(3.3)%	$8,856	(0.68)%		1.50%	1.50	%(c)	2.80%	55%
2008	14.99	(0.03)	(2.97)	(3.00)	—	—	—		11.99	(20.0)	8,491	(0.23)		1.58	1.51	(c)	2.62	123
2007	12.51	(0.04)	2.68	2.64	$(0.16)	$(0.16)	—		14.99	21.2	8,672	(0.28)		1.71	1.50		2.24	90
2006	11.29	0.14	1.08	1.22	—	—	—		12.51	10.8	8,717	1.16		1.71	1.50		2.02	81
2005	9.08	(0.01)	2.22	2.21	—	—	$(0.00	)(d)	11.29	24.3	8,702	(0.10)		1.56	1.50		2.37	108

Class A
2009	$11.88	$(0.09)	$(0.32)	$(0.41)	—	—	—		$11.47	(3.5)%	$2,200	(0.98)%		1.75%	1.75	%(c)	3.05%	55%
2008	14.89	(0.06)	(2.95)	(3.01)	—	—	—		11.88	(20.2)	703	(0.49)		1.83	1.76	(c)	2.87	123
2007	12.45	(0.09)	2.67	2.58	$(0.14)	$(0.14)	—		14.89	20.9	778	(0.62)		1.96	1.75		2.49	90
2006	11.25	0.13	1.07	1.20	—	—	—		12.45	10.7	403	1.04		1.96	1.75		2.27	81
2005	9.07	(0.04)	2.22	2.18	—	—	$(0.00	)(d)	11.25	24.0	131	(0.35)		1.81	1.75		2.69	108

Class B
2009	$11.46	$(0.12)	$(0.33)	$(0.45)	—	—	—		$11.01	(3.9)%	$5	(1.43)%		2.25%	2.25	%(c)	3.55%	55%
2008	14.44	(0.12)	(2.86)	(2.98)	—	—	—		11.46	(20.6)	5	(0.97)		2.33	2.26	(c)	3.37	123
2007	12.03	(0.15)	2.60	2.45	$(0.04)	$(0.04)	—		14.44	20.4	7	(1.05)		2.46	2.25		2.99	90
2006	10.93	0.05	1.05	1.10	—	—	—		12.03	10.1	6	0.44		2.46	2.25		2.77	81
2005	8.86	(0.08)	2.15	2.07	—	—	$(0.00	)(d)	10.93	23.4	10	(0.81)		2.31	2.25		3.17	108

Class C
2009	$11.36	$(0.12)	$(0.33)	$(0.45)	—	—	—		$10.91	(4.0)%	$345	(1.43)%		2.25%	2.25	%(c)	3.55%	55%
2008	14.31	(0.12)	(2.83)	(2.95)	—	—	—		11.36	(20.6)	196	(0.94)		2.33	2.26	(c)	3.37	123
2007	11.97	(0.14)	2.57	2.43	$(0.09)	$(0.09)	—		14.31	20.4	298	(1.04)		2.46	2.25		2.99	90
2006	10.87	0.09	1.01	1.10	—	—	—		11.97	10.1	238	0.74		2.46	2.25		2.77	81
2005	8.99	(0.13)	2.01	1.88	—	—	$(0.00	)(d)	10.87	20.9	0.1	(1.40)		2.31	2.25		2.73	108

Class I
2009	$12.00	$(0.04)	$(0.31)	$(0.35)	—	—	—		$11.65	(2.9)%	$306	(0.47)%		1.25%	1.25	%(c)	2.55%	55%
2008(e)	12.92	(0.01)	(0.91)	(0.92)	—	—	—		12.00	(7.1)	165	(0.06	)(f)	1.36 (f)	1.26	(c)(f)	2.40 (f)	123

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	The Fund incurred interest expense of $682 during the year ended September 30, 2008. A portion of this interest expense was paid for by prior year custodian fee credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class B and Class C), and 1.25% (Class I), respectively. For the year ended September 30, 2009, the effect of interest expense was minimal.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(f)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
																Operating		Operating
																Expenses		Expenses
			Net												Operating	Net of		Before
			Realized								Net		Net		Expenses	Waivers/		Waivers/
	Net Asset		and	Total		Net					Asset		Assets,		Net of	Reimburse-		Reimburse-
	Value,	Net	Unrealized Gain	From	Net	Realized	Return				Value,		End of	Net	Waivers/	ments/		ments/	Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Investment	Reimburse-	Custodian		Custodian	Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income	ments	Fee Credits		Fee Credits(b)	Rate††
Income Fund
Class AAA
2009	$7.85	$0.16	$(0.85)	$(0.69)	$(0.18)	—	$(0.02)	$(0.20)	—		$6.96	(8.1)%	$4,869	2.57%	1.63%	1.50	%(c)	3.06%	14%
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	(0.02)	(0.57)	—		7.85	(18.2)	7,285	2.83	1.58	1.51	(c)	2.48	28
2007	12.04	0.50	0.59	1.09	(0.47)	(2.45)	—	(2.92)	—		10.21	10.0	17,871	4.65	1.76	1.50		2.20	64
2006	16.53	0.55	(0.31)	0.24	(0.40)	(4.33)	—	(4.73)	—		12.04	3.4	12,054	4.36	1.65	1.50		2.02	141
2005	14.12	0.28	3.12	3.40	(0.27)	(0.73)	—	(1.00)	$0.01		16.53	24.9	16,182	1.83	1.62	1.50		2.40	58

Class A
2009	$8.12	$0.08	$(0.81)	$(0.73)	$(0.17)	—	$(0.02)	$(0.19)	—		$7.20	(8.4)%	$77	1.28%	1.88%	1.75	%(c)	3.31%	14%
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	(0.02)	(0.55)	—		8.12	(18.3)	51	2.53	1.83	1.76	(c)	2.73	28
2007	12.34	0.50	0.59	1.09	(0.44)	(2.45)	—	(2.89)	—		10.54	9.7	80	4.45	2.01	1.75		2.45	64
2006	16.76	0.54	(0.32)	0.22	(0.31)	(4.33)	—	(4.64)	—		12.34	3.2	97	4.21	1.90	1.75		2.27	141
2005	14.33	0.29	3.13	3.42	(0.26)	(0.73)	—	(0.99)	$0.00	(d)	16.76	24.6	93	1.87	1.87	1.75		3.03	58

Class B
2009	$8.27	$0.09	$(0.86)	$(0.77)	$(0.13)	—	$(0.02)	$(0.15)	—		$7.35	(8.8)%	$0.1	1.35%	2.38%	2.25	%(c)	3.81%	14%
2008	10.77	0.22	(2.27)	(2.05)	(0.23)	$(0.21)	(0.01)	(0.45)	—		8.27	(19.5)	0.1	2.16	2.33	2.26	(c)	3.23	28
2007	12.56	0.47	0.57	1.04	(0.38)	(2.45)	—	(2.83)	—		10.77	9.0	2	4.16	2.51	2.25		2.94	64
2006	16.86	0.48	(0.31)	0.17	(0.14)	(4.33)	—	(4.47)	—		12.56	2.7	2	3.72	2.40	2.25		2.77	141
2005	14.33	0.18	3.16	3.34	(0.08)	(0.73)	—	(0.81)	$0.00	(d)	16.86	23.9	2	1.14	2.37	2.25		3.18	58

Class C
2009	$8.65	$0.11	$(0.91)	$(0.80)	$(0.13)	—	$(0.02)	$(0.15)	—		$7.70	(8.8)%	$261	1.68%	2.38%	2.25	%(c)	3.81%	14%
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	(0.02)	(0.51)	—		8.65	(18.8)	319	1.99	2.33	2.26	(c)	3.23	28
2007	12.98	0.38	0.71	1.09	(0.40)	(2.45)	—	(2.85)	—		11.22	9.1	397	3.35	2.51	2.25		2.94	64
2006	17.26	0.50	(0.32)	0.18	(0.13)	(4.33)	—	(4.46)	—		12.98	2.8	16	3.71	2.40	2.25		2.77	141
2005	14.66	0.25	3.17	3.42	(0.09)	(0.73)	—	(0.82)	$0.00	(d)	17.26	23.9	16	1.56	2.37	2.25		3.41	58

Class I
2009	$7.85	$0.19	$(0.85)	$(0.66)	$(0.20)	—	$(0.02)	$(0.22)	—		$6.97	(7.8)%	$59	3.13%	1.38%	1.25	%(c)	2.81%	14%
2008(e)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	(0.02)	(0.29)	—		7.85	(11.2)	118	2.82 (f)	1.36 (f)	1.26	(c)(f)	2.26 (f)	28

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.
(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	The Fund incurred interest expense of $1,169 and $4,188 during the years ended September 30, 2009 and September 30, 2008, respectively. All of the interest expense for 2009 and a portion of this interest expense in 2008 was paid for by prior year custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% and 1.50% (Class AAA), 1.73 and 1.75% (Class A), 2.23% and 2.25% (Class B and Class C), and 1.23% and 1.25% (Class I), respectively.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(f)	Annualized.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Notes to Financial Statements
1. Organization. The GAMCO Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), GAMCO Westwood Equity Fund (“Equity Fund”), GAMCO Westwood Balanced Fund (“Balanced Fund”), GAMCO Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), GAMCO Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), and GAMCO Westwood Income Fund (“Income Fund”) (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.
The investment objectives of each Fund are as follows:
•	Mighty MitesSM Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

•	Equity Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

•	SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

•	Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”), formerly known as Gabelli Advisers, Inc.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$6,747,410	—	$0	$6,747,410
Business Services	6,501,284	—	0	6,501,284
Cable	59,130	—	0	59,130
Computer Software and Services	3,641,542	—	25,500	3,667,042
Energy and Utilities: Natural Gas	1,609,440	—	1,872	1,611,312
Entertainment	749,250	—	60,790	810,040
Equipment and Supplies	8,836,899	—	0	8,836,899
Food and Beverage	2,798,186	—	0	2,798,186
Health Care	19,090,321	—	12,280	19,102,601
Real Estate	1,919,574	$44,880	7,970	1,972,424
Other Industries (a)	87,996,187	—	—	87,996,187

Total Common Stocks	139,949,223	44,880	108,412	140,102,515

Preferred Stocks (a)	301,598	—	—	301,598

Convertible Preferred Stocks
Business Services	—	—	0	0
Food and Beverage	—	54,800	—	54,800

Total Convertible Preferred Stocks	—	54,800	0	54,800

Warrants
Broadcasting	0	—	1	1
Other Industries (a)	0	—	—	0

Total Warrants	0	—	1	1

U.S. Government Obligations	—	73,052,406	—	73,052,406

TOTAL INVESTMENTS IN SECURITIES	$140,250,821	$73,152,086	$108,413	$213,511,320

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$140,623,193	—	—	$140,623,193

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$86,784,593	—	—	$86,784,593
Corporate Bonds	—	$15,070,954	—	15,070,954
U.S. Government Agency Obligations	—	19,300,432	—	19,300,432
U.S. Government Obligations	—	15,933,225	—	15,933,225

TOTAL INVESTMENTS IN SECURITIES	$86,784,593	$50,304,611	—	$137,089,204

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$589,949	—	—	$589,949
Corporate Bonds	—	$5,450,284	—	5,450,284
U.S. Government Agency Obligations	—	5,580,612	—	5,580,612
U.S. Government Obligations	—	3,789,848	—	3,789,848

TOTAL INVESTMENTS IN SECURITIES	$589,949	$14,820,744	—	$15,410,693

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,551,564	—	—	$11,551,564
U.S. Government Obligations	—	$209,964	—	209,964

TOTAL INVESTMENTS IN SECURITIES	$11,551,564	$209,964	—	$11,761,528

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,203,076	—	—	$4,203,076
Preferred Stocks (a)	580,369	—	—	580,369
Corporate Bonds	—	$244,298	—	244,298
U.S. Government Obligations	—	269,946	—	269,946

TOTAL INVESTMENTS IN SECURITIES	$4,783,445	$514,244	—	$5,297,689

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
There were no Level 3 investments held at September 30, 2008 or September 30, 2009 for Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
MIGHTY MITESSM FUND	9/30/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	9/30/09	at 9/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$—	$—	$—	$(6,468)	$—	$6,468	$0	$(6,468)
Business Services	0	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	25,500	—	—	—	—	0	25,500	—
Energy and Utilities: Integrated	31,416	—	—	—	—	(31,416)	—	—
Energy and Utilities: Natural Gas	1,872	—	—	—	—	—	1,872	—
Entertainment	50,733	—	—	10,057	—	—	60,790	10,057
Equipment and Supplies	0	—	—	—	—	—	0	—
Food and Beverage	0	—	—	—	—	—	0	—
Health Care	—	—	—	12,280	0	—	12,280	12,280
Real Estate	3,985	—	—	3,985	—	—	7,970	3,985
Telecommunications	0	—	0	—	0	—	—	—

Total Common Stocks	113,506	—	0	19,854	0	(24,948)	108,412	19,854

Convertible Preferred Stocks
Business Services	0	—	—	—	—	—	0	—
Warrants
Broadcasting	16	—	—	(22)	—	7	1	(22)
Business Services	0	—	—	—	—	0	—	—

Total Warrants	16	—	—	(22)	—	7	1	(22)

TOTAL INVESTMENTS IN SECURITIES	$113,522	$—	$0	$19,832	$0	$(24,941)	$108,413	$19,832

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Securities Sold Short. The Mighty MitesSM Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty MitesSM Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty MitesSM Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty MitesSM Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty MitesSM Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty MitesSM Fund did not hold any short positions as of September 30, 2009.
Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended September 30, 2009, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point. For the year ended September 30, 2009, the Mighty MitesSM Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 and 2 basis points, respectively.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statements of Operations.
Currently included in the Statements of Operations as of September 30, 2009 are interest expense and custodian fee expense that were paid for by prior year custodian fee credits as follows:

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	Mites SM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Expenses paid for by prior year custodian fee credits:
Interest expense	—	$106	—	—	—	$1,169
Custodian fee expense	—	25,185	$26,385	$6,166	—	5,740

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, Equity Fund, and SmallCap Equity Fund, and quarterly for the Balanced Fund and Income Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds. For the year ended September 30, 2009, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital. These reclassifications were primarily the recharacterization of shareholders distributions and net operating losses.

	Accumulated Undistributed	Accumulated Net Realized
	Net Investment Income (Loss)	Gain (Loss) on Investments	Paid-in Capital
Mighty MitesSM Fund	$831,251	$(84,988)	$(746,263)
Equity Fund	(39,615)	39,616	(1)
Balanced Fund	3,257	(3,257)	—
Intermediate Bond Fund	6,563	(6,563)	—
SmallCap Equity Fund	55,783	1,155	(56,938)
Income Fund	18,893	31,767	(50,660)
The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:

	Mighty MitesSM Fund		Equity Fund		Balanced Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2009	2008	2009	2008	2009	2008
Ordinary Income (inclusive of short-term capital gains)	$197,333	$309,345	$1,681,453	$7,333,641	$2,402,273	$6,145,203
Net long-term capital gains	1,415,526	4,969,687	—	17,646,407	739,304	8,300,427
Return of capital	105,275	—	—	—	—	—

Total distributions paid	$1,718,134	$5,279,032	$1,681,453	$24,980,048	$3,141,577	$14,445,630

	Intermediate Bond Fund		SmallCap Equity Fund		Income Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2009	2008	2009	2008	2009	2008
Ordinary Income (inclusive of short-term capital gains)	$344,690	$365,893	—	—	$149,974	$430,203
Net long-term capital gains	6,563	—	—	—	—	252,683
Return of capital	—	—	—	—	17,410	28,589

Total distributions paid	$351,253	$365,893	—	—	$167,384	$711,475

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Undistributed ordinary income	—	$972,793	$23,573	$4,361	—	—
Undistributed long-term capital gain	—	—	—	111,886	—	—
Accumulated capital loss carryforward	—	(4,107,081)	(2,011,632)	—	$(7,402,233)	$(1,094,920)
Unrealized appreciation/depreciation	$29,818,095	9,666,060	9,289,939	638,259	893,840	(652,626)
Post-October losses	(203,087)	(37,433,582)	(19,347,564)	—	(964,847)	(1,502,900)
Other temporary differences*	(56,359)	—	—	—	—	(6,871)

Total accumulated earnings	$29,558,649	$(30,901,810)	$(12,045,684)	$754,506	$(7,473,240)	$(3,257,317)

*	Other temporary differences are primarily due to wash sale losses related to the reorganization of BB Micro-Cap Growth Fund and Mighty MitesSM Fund and basis adjustments to hybrid income.

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2009:

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
Expiring in Fiscal Year	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
2010	—	—	—	—	$1,970,874	—
2011	—	—	—	—	4,845,486	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	210	—
2017	—	$4,107,081	$2,011,631	—	585,663	$1,094,920
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Mighty MitesSM Fund, Equity Fund, Balanced Fund, SmallCap Equity Fund, and Income Fund deferred capital losses of $201,832, $37,433,582, $19,347,564, $964,847, and $1,502,900, respectively, and the Mighty MitesSM Fund deferred currency losses of $1,255.
At September 30, 2009, the difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to the tax basis deferral of losses on wash sales for tax purposes. Additionally, Mighty MitesSM Fund and Equity Fund have basis adjustments due to investments in publicly traded partnerships.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2009:

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Aggregate cost of investments	$183,693,292	$130,957,133	$127,799,265	$14,772,434	$10,867,688	$5,950,315

Gross unrealized appreciation	$39,788,720	$14,274,031	$11,673,781	$643,647	$1,746,102	$243,648
Gross unrealized depreciation	(9,970,692)	(4,607,971)	(2,383,842)	(5,388)	(852,262)	(896,274)

Net unrealized appreciation/depreciation	$29,818,028	$9,666,060	$9,289,939	$638,259	$893,840	$(652,626)

Management has analyzed the Funds’ tax positions taken on federal income and excise tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreements and Other Transactions. The Funds have investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, Equity Fund, SmallCap Equity Fund, and Income Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least January 31, 2010. For the year ended September 30, 2009, the Adviser waived fees or reimbursed expenses in the amounts of $76,402, $98,769, and $75,817 for the Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund, respectively.
The Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, and 1.75%, respectively, and for Class B and Class C of 1.75%, 2.25%, and 2.25%, respectively, and for Class I of 0.75%, 1.25%, and 1.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreements.

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
At September 30, 2009, the cumulative unreimbursed amounts, which may be recovered by the Adviser within the next two fiscal years:

	Recovered by Fiscal	Recovered by Fiscal
	Year End 2010	Year End 2011	Total
Intermediate Bond Fund	$80,804	$76,402	$157,206
SmallCap Equity Fund	92,150	98,769	190,919
Income Fund	100,688	75,817	176,505
The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.
The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.
4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended September 30, 2009, other than short-term securities, are as follows:

	Purchases	Sales	Purchases	Sales
	(excluding U.S.	(excluding U.S.	of U.S.	of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty MitesSM Fund	$51,318,061	$14,620,133	—	$9,058,058
Equity Fund	149,628,532	150,736,033	—	—
Balanced Fund	105,579,300	101,906,391	$13,219,412	14,137,443
Intermediate Bond Fund	2,379,831	1,344,703	4,543,361	861,265
SmallCap Equity Fund	6,413,745	4,414,783	—	—
Income Fund	773,628	2,242,230	—	550,000
6. Transactions with Affiliates. During the year ended September 30, 2009, the Mighty MitesSM Fund, SmallCap Equity Fund, and the Income Fund paid brokerage commissions on security trades of $156,658, $36, and $4,267, respectively, to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it retained $52,474 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the year ended September 30, 2009, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $45,000 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the year ended September 30, 2009 for the Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund.
7. Shares of Beneficial Interest. The Funds offer five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

GAMCO Westwood Funds
Notes to Financial Statements (Continued)
Only the Mighty MitesSM Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Mighty MitesSM Fund. The redemption fees retained by the Mighty MitesSM Fund during the years ended September 30, 2009 and September 30, 2008 amounted to $1,613 and $1,648, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Mighty MitesSM Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Mighty MitesSM Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2009	2008	2009	2008	2009	2008
	Mighty MitesSMFund		Equity Fund		Balanced Fund
Class AAA
Shares issued in connection with the Reorganization (see Note 9)	4,198,136	—	—	—	—	—
Shares sold	7,785,753	2,166,550	6,213,830	5,414,384	3,966,708	3,119,951
Shares issued upon reinvestment of distributions	114,319	278,799	214,761	2,161,815	305,230	1,161,782
Shares redeemed	(3,642,911)	(1,112,323)	(7,524,253)	(4,365,986)	(4,679,971)	(3,187,808)

Net increase/(decrease) in Class AAA Shares	8,455,297	1,333,026	(1,095,662)	3,210,213	(408,033)	1,093,925

Class A
Shares sold	1,096,555	512,592	576,810	687,378	205,597	121,163
Shares issued upon reinvestment of distributions	13,791	29,244	3,019	56,338	11,556	38,218
Shares redeemed	(357,199)	(211,974)	(339,586)	(466,916)	(134,455)	(60,036)

Net increase in Class A Shares	753,147	329,862	240,243	276,800	82,698	99,345

Class B
Shares sold	—	—	—	—	3,190	—
Shares issued upon reinvestment of distributions	394	2,672	—	183	98	923
Shares redeemed	(4,624)	(15,293)	(643)	(613)	(4,394)	(4,320)

Net decrease in Class B Shares	(4,230)	(12,621)	(643)	(430)	(1,106)	(3,397)

Class C
Shares sold	988,773	273,898	69,307	68,244	501,603	68,632
Shares issued upon reinvestment of distributions	9,275	13,882	502	4,010	4,285	5,962
Shares redeemed	(285,572)	(42,079)	(9,620)	(15,903)	(139,637)	(22,434)

Net increase in Class C Shares	712,476	245,701	60,189	56,351	366,251	52,160

Class I*
Shares sold	1,102,323	69,523	24,086	93,718	18,594	144,924
Shares issued upon reinvestment of distributions	1,997	—	1,329	—	3,883	1,528
Shares redeemed	(246,385)	(3,118)	(22,407)	(7,404)	(14,400)	(4,022)

Net increase in Class I Shares	857,935	66,405	3,008	86,314	8,077	142,430

	Intermediate Bond Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares sold	495,853	330,244	291,836	388,615	73,786	250,721
Shares issued upon reinvestment of distributions	20,315	21,484	—	—	25,741	72,035
Shares redeemed	(273,157)	(254,620)	(236,421)	(258,998)	(328,356)	(1,145,352)

Net increase/(decrease) in Class AAA Shares	243,011	97,108	55,415	129,617	(228,829)	(822,596)

Class A
Shares sold	65,718	14,161	188,907	48,394	11,452	4,279
Shares issued upon reinvestment of distributions	813	142	—	—	280	485
Shares redeemed	(30,392)	(11,382)	(56,260)	(41,501)	(7,384)	(5,979)

Net increase/(decrease) in Class A Shares	36,139	2,921	132,647	6,893	4,348	(1,215)

Class B
Shares sold	9,510	—	—	—	—	—
Shares issued upon reinvestment of distributions	65	21	—	—	—	—
Shares redeemed	(2,713)	(4,207)	—	(49)	—	(202)

Net increase/(decrease) in Class B Shares	6,862	(4,186)	—	(49)	—	(202)

GAMCO Westwood Funds
Notes to Financial Statements (Continued)

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2009	2008	2009	2008	2009	2008
	Intermediate Bond Fund		SmallCap Equity Fund		Income Fund
Class C
Shares sold	64,466	315,668	27,074	1,724	8,822	12,578
Shares issued upon reinvestment of distributions	736	2,007	—	—	881	1,699
Shares redeemed	(58,414)	(272,816)	(12,713)	(5,253)	(12,725)	(12,793)

Net increase/(decrease) in Class C Shares	6,788	44,859	14,361	(3,529)	(3,022)	1,484

Class I*
Shares sold	16,543	35,870	19,535	16,978	946	15,310
Shares issued upon reinvestment of distributions	854	436	—	—	345	373
Shares redeemed	(22,963)	(2,784)	(7,039)	(3,225)	(7,880)	(703)

Net increase/(decrease) in Class I Shares	(5,566)	33,522	12,496	13,753	(6,589)	14,980

*	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2009.
8. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
9. Special Meeting of Shareholders. At a Special Meeting of Shareholders of the B.B. Micro-Cap Growth Fund (the “B.B. Fund”), held on March 16, 2009, shareholders of the B.B. Fund voted to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the B.B. Fund and the Mighty MitesSM Fund.
On March 27, 2009, the Mighty MitesSM Fund acquired all of the net assets of the B.B. Fund, pursuant to the Agreement. The acquisition was accomplished by a tax free exchange of 4,198,136.274 Class AAA Shares of the Mighty MitesSM Fund valued at $41,451,718 for the net assets of the B.B. Fund on March 27, 2009. One share of the B.B. Fund was converted into 0.563 share of the Mighty MitesSM Fund. The net assets of the Mighty MitesSM Fund immediately before the acquisition were $70,875,603. The net assets combined after the acquisition as of March 27, 2009 were $112,327,321.
The results of the voting are as follows:

Affirmative	Against	Abstain
4,465,887	192,106	305,876
Included in the net assets acquired by the Mighty MitesSM Fund were the following components:

	Paid In	Net Unrealized
	Capital	Depreciation	Net Assets
B.B. Micro-Cap Growth Fund	$46,225,670	$(4,773,952)	$41,451,718
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through November 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
The GAMCO Westwood Funds:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAMCO Westwood Mighty MitesSM Fund, GAMCO Westwood Equity Fund, GAMCO Westwood Balanced Fund, GAMCO Westwood Intermediate Bond Fund, GAMCO Westwood SmallCap Equity Fund, and GAMCO Westwood Income Fund (constituting The GAMCO Westwood Funds, hereafter referred to as the “Funds”) at September 30, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, NY
November 23, 2009

2009 Tax Notice to Shareholders (Unaudited)
U.S. Government Income: — The percentage of the ordinary income dividend paid by the Mighty MitesSM Fund, Equity Fund, Balanced Fund, Intermediate Bond Fund, and Income Fund (collectively, the “Funds”) during the year ended September 30, 2009 which was derived from U.S. Treasury securities was 0.00%, 0.00%, 9.10%, 19.07%, and 0.06%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2009. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.
Mighty MitesSM Fund — For the year ended September 30, 2009, the Fund paid to shareholders ordinary income dividends (comprised of short-term capital gains) totaling $0.04, $0.04, $0.04, $0.04, and $0.04 per share for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, and long-term capital gains totaling $1,415,526. The distributions of long-term capital gains have been designated as a capital gain dividend by the Funds’ Board of Trustees. For the year ended September 30, 2009, 100% of the ordinary income dividend qualifies for the dividends received deductions available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Equity Fund — For the year ended September 30, 2009, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.09, $0.05, $0.04, and $0.11 per share for Class AAA, Class A, Class C, and Class I Shares, respectively. For the year ended September 30, 2009, 100% of the ordinary income dividend qualifies for the dividends received deductions available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.48% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.
Balanced Fund — For the year ended September 30, 2009, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.17, $0.15, $0.10, $0.11, and $0.19 per share for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, and long-term capital gains totaling $739,304. The distributions of long-term capital gains have been designated as a capital gain dividend by the Funds’ Board of Trustees. For the year ended September 30, 2009, 88.35% of the ordinary income dividend qualifies for the dividends received deductions available to corporations. The Fund designates 91.43% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 44.96% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.
Intermediate Bond Fund — For the year ended September 30, 2009, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.28, $0.27, $0.20, $0.19, and $0.31 per share for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, and long-term capital gains totaling $6,563. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended September 30, 2009, the Fund designates 100% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.
Income Fund — For the year ended September 30, 2009, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.18, $0.17, $0.13, $0.13, and $0.20 per share for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively. For the year ended September 30, 2009, 100% of the ordinary income dividend qualifies for the dividends received deductions available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 4.26% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GAMCO Westwood Funds
Board Consideration and Re-Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
In determining whether to approve the continuance of each of the Agreements, the Board considered the following information:
1) The nature, extent, and quality of services provided by the Adviser and the Sub-Adviser.
The Board reviewed in detail the nature and extent of the services provided by the Adviser and the Sub-Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.
The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Funds that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board evaluated these factors based on its direct experience with the Adviser and Sub-Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNCGIS, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNCGIS, and by the Sub-Adviser, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser and Sub-Adviser, that (i) the Adviser and Sub-Adviser were able to retain quality personnel, (ii) the Adviser, Sub-Adviser, and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser and Sub-Adviser were responsive to requests of the Board, (iv) the scope and depth of the Adviser’s and Sub-Adviser’s resources were adequate, and (v) the Adviser and Sub-Adviser had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.
2) The performance of the Funds, the Adviser, and the Sub-Adviser.
The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with its Lipper peer group, and against each Fund’s broad based securities market benchmarks as reflected in each Fund’s prospectuses and annual report. The Board also considered rankings and ratings of the Funds issued by Lipper over the short, intermediate, and long term. The Board considered each Fund’s one, three, five, and, where available, ten year average annual total return for the periods ended June 30, 2009, but placed greatest emphasis on a Fund’s longer-term performance. The peer groups considered by the Board were developed by Lipper and were comprised of funds of comparable size within the same Lipper peer group category (the “Peer Group”), regardless of asset size or primary channel of distribution. Each Fund’s performance against the performance Peer Group (the “Performance Peer Group”) was considered by the Board as providing an objective comparative benchmark against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance, the Board noted that the Equity Fund’s performance was below the median for the one year period and above the median for the three year, five year and ten year periods; the Balanced Fund’s performance was below the median for the one year period and was above the median for the three year, five year, and ten year periods; the SmallCap Equity Fund’s performance was below the median for the one year and ten year periods, at the median for the three year period and above the median for the five year period; the Mighty MitesSM Fund’s performance was above the median for the one year, three year, five year and ten year periods; the Income Fund’s performance was above the median for the one year and three year periods; and the Intermediate Bond Fund’s performance was below the median for the one year and three year periods, at the median for the five year period, and above the median for the ten year period. The Board also noted that the Income Fund had changed its investment objective in 2005 and therefore only had three years of Peer Group performance data for comparison purposes. The Board Members concluded that the Funds’ performance was reasonable in comparison with that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser and the Sub-Adviser, the Board considered the Adviser’s and Sub-Adviser’s financial condition and whether they had the resources necessary to continue to carry out their responsibilities under the Agreements. The Board concluded that the Adviser and Sub-Adviser had the financial resources necessary to continue to perform their obligations under the Agreements and to continue to provide the high quality services that they have provided to the Funds to date.
3) The cost of the advisory services and the profits to the Adviser and Sub-Adviser and their affiliates from the relationship with the Funds.
In connection with the Board’s consideration of the cost of the advisory and sub-advisory services and the profits to the Adviser, Sub-Adviser, and their affiliates from their relationships with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Lipper expense peer groups (“Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser and Sub-Adviser were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the SmallCap Equity Fund, the Income Fund, and the Intermediate Bond Fund operated pursuant to a Waiver and Expense Reimbursement Agreement with the Adviser wherein the Adviser had agreed to waive a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the respective Fund’s prospectus. The Board noted that the advisory fee and expense ratio for all of the Funds, except the Intermediate Bond Fund, were higher than average when compared with those of their Expense Peer Groups. The Board further noted that although the Intermediate Bond Fund’s advisory fee was lower than average, its expense ratio was higher than average when compared with its Expense Peer Group. The Board also reviewed the fees charged by the Adviser and Sub-Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser or Sub-Adviser were higher and, in other cases lower, than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser and Sub-Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.
The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2008. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analysis, the Board received an analysis based on each Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.
4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.
With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5) Other Factors.
In addition to the above factors, the Board also discussed other benefits received by the Adviser and Sub-Adviser from their management of the Funds. The Board considered that the Adviser and Sub-Adviser did not use soft dollars in connection with their management of the Funds. Lastly, the Board confirmed with the Adviser that the working relationship with the Sub-Adviser remained professional and effective despite the recent negotiation with them regarding the rights to the “Westwood” name, and that all parties continued to execute their Agreements with the Funds, consistent with those obligations and at the highest quality of service.
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee and, with respect to the Equity Fund, the Balanced Fund, and the Intermediate Bond Fund, the sub-advisory fee, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement and, with respect to the Equity Fund, the Balanced Fund, and the Intermediate Bond Fund, the Sub-Advisory agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

GAMCO Westwood Funds
Additional Fund Information (Unaudited)
The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the GAMCO Westwood Funds’ Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO Westwood Funds at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s),	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[3]
INDEPENDENT TRUSTEES[4]:
Anthony J. Colavita Trustee Age: 73	Since 1994	36	President of the law firm of Anthony J. Colavita, P.C.	—

James P. Conn Trustee Age: 71	Since 1994	18	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	—

Werner J. Roeder, M.D. Trustee Age: 69	Since 1994	22	Medical Director of Lawrence Hospital and practicing private physician	—

Salvatore J. Zizza Trustee Age: 63	Since 2004	28	Chairman of Zizza & Company, Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (business services)

OFFICERS:
Bruce N. Alpert President and Secretary Age: 57	Since 1994	—	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; President of Teton Advisors, Inc., 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008	—

Agnes Mullady Treasurer Age: 51	Since 2006	—	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/ GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004	—

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	—	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex	—

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended By-Laws and Amended and Restated Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940.

[4]	Trustees who are not interested persons are considered “Independent” Trustees.

GAMCO Westwood Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO WESTWOOD FUNDS
GAMCO Westwood Mighty MitesSM Fund
GAMCO Westwood Equity Fund
GAMCO Westwood Balanced Fund
GAMCO Westwood Intermediate Bond Fund
GAMCO Westwood SmallCap Equity Fund
GAMCO Westwood Income Fund
One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-GABELLI [800-422-3554]
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer	Chairman
Financial Security Assurance	Zizza & Co., Ltd.
Holdings Ltd.
Officers

BRUCE N. ALPERT	AGNES MULLADY
President and Secretary	Treasurer

PETER D. GOLDSTEIN
Chief Compliance Officer
Investment Adviser
Teton Advisors, Inc.
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

This report is submitted for the general information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $162,550 in 2008 and $160,500 in 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2008 and $0 in 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $26,000 in 2008 and $26,000 in 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2009.
(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.
(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2008 and $0 in 2009.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/30/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/30/09

* Print the name and title of each signing officer under his or her signature.